                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6309

                      (Investment Company Act File Number)

                                   Riggs Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/03

               Date of Reporting Period: Fiscal year ended 4/30/03

Item 1.     Reports to Stockholders

Combined Annual Report To Shareholders April 30, 2003

INVESTMENT REVIEW

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS’ REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

LAST MEETING OF SHAREHOLDERS

INVESTMENT REVIEW

Riggs Stock Fund

Riggs Small Company Stock Fund1

We maintained our investment strategy in the extremely volatile environment that persisted in the year ended April 30, 2003. We remained extremely close to our benchmark’s sector weighting and were focused on individual stock selection to add alpha to the portfolio. We continued to emphasize those companies that have solid revenue and earnings growth, strong management teams and had good relative multiples. During the reporting period, large cap stocks outperformed small cap stocks for the first time since 1999, reflecting a flight to quality and avoidance of the most economically sensitive segments of the market.

The Riggs Stock Fund generated a return of (13.72)%2 (Class Y Shares) for the year ended April 30, 2003, performing similarly to the total return of our benchmark, the Standard & Poor’s 500 Index (S&P 500)3, which lost 13.31%. Stock selection contributed most to the relative performance, as we maintained sector weights close to those of the benchmark. The Fund benefited from strong stock selection in Consumer Discretionary, Energy and Technology, while the selection in Health Care and Utility detracted it.

In the Consumer Discretionary category, our overweight position in The Gap, Inc. and Clear Channel Communications, Inc. added value to the portfolio. Gap has been restructuring successfully, its new merchandise assortment that includes Old Navy has been well received, and its strategy to frequently change store displays became a reason for shoppers to visit Gap stores more often. Clear Channel Communications benefited from the strong improvement in radio advertising. In the Energy sector, our position in Halliburton Company had a positive effect on the portfolio. Halliburton moved closer to a settlement on its asbestos exposure, while executing in an improved environment for oil and gas exploration and oil well services. In the Technology sector, our position in Hewlett-Packard Co. added value to the portfolio. Hewlett-Packard continued to deliver gains from synergies achieved thorough its merger with Compaq, with strong products and performance in the printer segment, which has benefited from the growing digital imaging market. Our holdings of Cigna and El Paso in the Health Care and Utility sectors, respectively, adversely affected our performance.

Despite generating negative returns for the year ended April 30, 2003, the Riggs Small Company Stock Fund significantly outperformed its benchmark, the Russell 2000 Index4, with a return of (11.65)%2 (Class Y Shares), compared to (20.75)% for the benchmark. Stock selection contributed most to the relative performance, as we maintained sector weights close to those of the benchmark. The Fund benefited from strong stock selection in the Industrial, Health Care and Financial sectors, while selection in Technology adversely affected the relative returns.

In the Industrial sector our positions in Mesa Air Group, Inc. and Wabash National Corp. added strongly to the relative performance of the portfolio. As a low cost operator, Mesa Air continued to gain share, particularly as its code share partners were able to avoid liquidation. Wabash has been executing its restructuring plan successfully, cutting costs heavily and moving to divest its non-core divisions. In the Health Care sector, our holding of Owens and Minor, Inc. added value to our performance. Owens and Minor is a distributor of medical supplies; the firm is growing by supplying more of non-commodity type and high tech supplies with better revenues and margins. In the Financial sector, our position in First Bancorp contributed positively to the relative performance of the portfolio. First Bancorp has gained from strong loan growth, increased market share, and improved diversification of its portfolio. In the Technology sector, our holding of Axcelis Technologies, Inc. adversely affected our relative performance, as demand from its semiconductor customers fell more sharply than expected.

Both the Riggs Stock Fund and the Riggs Small Company Stock Fund benefited from the settlement of class action lawsuits, the proceeds of which were received in April 2003. The lawsuits related to two of the Funds’ holdings were in the late 1990s.

Riggs U.S. Government Securities Fund

The Riggs U.S. Government Securities Fund produced a total return of 9.56%2 (Class Y Shares) for the twelve-month period ended April 30, 2003, compared to an 11.09% return for the Merrill Lynch U.S. Treasury Agency Master Index7 over the same period. During the reporting period the yield curve steepened by 86 basis points, with the middle of the yield curve outperforming the longer-dated maturities. The Treasury and Mortgage sectors were the worst performing during the reporting period, while the Commercial Mortgage Backed Securities (CMBS) and Corporate sectors were the best performing. The Fund’s duration6 underweight relative to its index caused a drag on the Fund’s performance. Additionally, the Fund’s overweight in mortgage bonds hurt the Fund’s relative performance as rates declined and prepayments accelerated during the reporting period.

Riggs Bond Fund

The Riggs Bond Fund produced a total return of 9.84%2 for the twelve-month period ended April 30, 2003, compared to a 12.43% return for the Lehman Brothers Government Credit Total Index5 over the same period. During the reporting period the yield curve steepened by 86 basis points, with the middle of the yield curve outperforming the longer-dated maturities. The Treasury and Mortgage sectors were the worst performing during the reporting period, while the CMBS and Corporate sectors were the best performing. The Fund’s duration6 underweight relative to its index caused a drag on the Fund’s performance. Additionally, the Fund’s higher credit quality hurt the Fund’s relative performance, as BBB rated corporate bonds were stellar performers.

Riggs Short Term Tax Free Bond Fund8

The Riggs Short Term Tax Free Bond Fund produced a total return of 5.78%2 for the twelve-month period ended April 30, 2003, compared to a 5.82% return for the Lehman Brothers 3 Year Municipal Bond Index.9 During the reporting period the tax-exempt yield curve steepened by 71 basis points, with the longer maturities outperforming the shorter-dated maturities. The Hospital and Education sectors were the best performing during the reporting period, while the Housing and Industrial Development Revenue Bond (IDRB) sectors were the worst performing. Demand for municipals was robust, as investors were willing to pay very aggressive levels for lower rated credits and specialty states. The Fund’s neutral positioning regarding maturity and its focus on higher quality credits produced returns that were in line with that of the index.

Riggs Intermediate Tax Free Bond Fund8

The Riggs Intermediate Tax Free Bond Fund produced a total return of 9.43%2 for the twelve-month period ended April 30, 2003, compared to an 8.50% return for the Lehman Brothers 10 Year Municipal Bond Index.10 During the reporting period the tax-exempt yield curve steepened by 71 basis points, with the longer maturities outperforming the shorter-dated maturities. The Hospital and Education sectors were the best performing during the reporting period, while the Housing and the IDRB sectors were the worst performing. Demand for municipals was robust, as investors were willing to pay very aggressive levels for lower-rated credits and specialty states. The Fund’s overweight in longer maturities constituted the bulk of its outperformance versus its index.

Riggs Prime Money Market Fund11

Riggs U.S. Treasury Money Market Fund11

For the twelve-month period ended April 30, 2003, yields in the short end of the curve fell to the lowest levels in over forty years. The Federal Reserve Board continued to ease rates by lowering the federal funds target rate an additional 50 basis points to 1.25% from 1.75% at the November 2002 meeting.

The average maturity of the Prime Money Market Fund rose to 75 days from 51 days. This was largely the result of an increased exposure to callable agency securities, primarily one-year agencies with a three-month call date. They were attractive for the higher yield they offer in this low interest rate environment. The average 7-day yield for taxable money market funds dropped to an all-time low in April. The 7-day yield of the Prime Money Market Fund as of April 30, 2003 was 0.56%2 and was also at an all-time low since the Fund’s inception in 1991. We maintained the Fund’s high credit quality by purchasing only commercial paper rated A1/P1 or better and corporate notes rated A or better.

The average maturity of the U.S. Treasury Money Market Fund was essentially unchanged at the end of the reporting period at 35 days. The Fund held approximately 27% in repurchase agreements backed by Treasury collateral and 73% in Treasury notes and bills. The Treasury has been increasing the supply of bills in the last year due to the widening deficit. The yield on the three-month bill was down 65 basis points to 1.11% during this period while the yield on the six-month bill was down 75 basis points to 1.13% leaving the yield curve relatively flat out to one year. This contributed to our decision not to extend the average maturity of the Fund.

1	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
2	Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so than an investor’s shares, when redeemed, may be worth more or less than their original cost. Yields will vary. Current performance information is available by calling 1-800-934-3883.
3	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
4	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged, and investments cannot be made in an index.
5	The Lehman Brothers Government Credit Total Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three-month, twelve-month, and ten-year periods and year-to-date. The index is unmanaged, and investments cannot be made in an index.
6	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
7	The Merrill Lynch U.S. Treasury Agency Master Index is an unmanaged index comprised of long-term bonds publicly issued by the U.S. government or its agencies. Investments cannot be made in an index.
8	Income may be subject to the federal alternative minimum tax and state and local taxes.
9	The Lehman Brothers 3 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to Alternative Minimum Tax. Investments cannot be made in an index.
10	The Lehman Brothers 10 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 10 years or greater. As of January 1996 the index also includes zero coupon bonds and bonds subject to Alternative Minimum Tax. Investments cannot be made in an index.
11	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the funds.

Riggs Stock Fund

Class R Shares

Growth of $10,000 Invested in Riggs Stock Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs Stock Fund, Class R Shares (the “Fund”) from April 30, 1993 to April 30, 2003 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	(15.58)%
5 Years	(8.39)%
10 Years	6.44%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect May 11, 1992 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.
***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs Stock Fund

Class Y Shares

Growth of $10,000 Invested in Riggs Stock Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs Stock Fund, Class Y Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2003 compared to the Standard and Poor’s 500 Index (S&P 500).**

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	(13.72)%
Start of Performance (12/20/1999)	(11.27)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

Riggs Small Company Stock Fund

Class R Shares

Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs Small Company Stock Fund, Class R Shares (the “Fund”) from February 27, 1995 (start of performance) to April 30, 2003 compared to the Russell 2000 Index (RUS2).**

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	(13.67)%
5 Years	(4.94)%
Start of Performance (2/27/1995)	8.59%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect February 27, 1995 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.
***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs Small Company Stock Fund

Class Y Shares

Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs Small Company Stock Fund, Class Y Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2003 compared to the Russell 2000 Index (RUS2).**

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	(11.65)%
Start of Performance (12/20/1999)	3.52%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

Riggs U.S. Government Securities Fund

Class R Shares

Growth of $10,000 Invested in Riggs U.S. Government Securities Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs U.S. Government Securities Fund, Class R Shares (the “Fund”) from April 30, 1993 to April 30, 2003 compared to the Merrill Lynch U.S. Treasury Agency Master Index (MLTAM).**

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	7.29%
5 Years	6.23%
10 Years	6.21%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect May 11, 1992 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 4.75%. Effective July 1, 1998, the front-end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MLTAM has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The MLTAM is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. MLTAM is an unmanaged index comprised of long-term bonds publicly issued by the U.S. government or its agencies. Investments cannot be made in an index.
***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs U.S. Government Securities Fund

Class Y Shares

Growth of $10,000 Invested in Riggs U.S. Government Securities Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs U.S. Government Securities Fund, Class Y Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2003 compared to the Merrill Lynch U.S. Treasury Agency Master Index (MLTAM).**

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	9.56%
Start of Performance (12/20/1999)	8.60%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MLTAM has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The MLTAM is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

Riggs Bond Fund

Class R Shares

Growth of $10,000 Invested in Riggs Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs Bond Fund, Class R Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2003 compared to the Lehman Brothers Government Credit Total Index (LBGCT).**

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	7.84%
Start of Performance (12/20/1999)	7.97%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGCT has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three-month, twelve-month, and ten-year periods and year-to-date. The index is unmanaged, and investments cannot be made in an index.
***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs Short Term Tax Free Bond Fund

Class R Shares

Growth of $10,000 Invested in Riggs Short Term Tax Free Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs Short Term Tax Free Bond Fund, Class R Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2003 compared to the Lehman Brothers 3 Year Municipal Bond Index (LB3MB)** and the Lehman Brothers 5 Year Municipal Bond Index (LB5MB).***

AVERAGE ANNUAL TOTAL RETURNS† FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	3.78%
Start of Performance (12/20/1999)	5.29%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB3MB and LB5MB have been adjusted to reflect reinvestment of dividends on securities in the index.
**	The LB3MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The LB3MB is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. Investments cannot be made in an index. The Fund has elected to change its benchmark from the LB5MB to the LB3MB. The LB3MB is more representative of the securities typically held by the Fund.
***	The LB5MB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. LB5MB is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 1-9.99 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to Alternative Minimum Tax. Investments cannot be made in an index.
†	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs Intermediate Tax Free Bond Fund

Class R Shares

Growth of $10,000 Invested in Riggs Intermediate Tax Free Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in Riggs Intermediate Tax Free Bond Fund, Class R Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2003 compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB).**

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2003

1 Year	7.43%
Start of Performance (12/20/1999)	6.99%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB has been adjusted to reflect reinvestment of dividends on securities in the index.
**	The LB10MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. LB10MB is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 10 years or greater. As of January 1996 the index also includes zero coupon bonds and bonds subject to Alternative Minimum Tax. Investments cannot be made in an index.
***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

PORTFOLIO OF INVESTMENTS

Riggs Stock Fund

April 30, 2003

Shares		Value
Common Stocks—97.3%

	Aerospace & Defense—1.5%

5,825	United Technologies Corp.	$360,043

	Air Freight & Logistics—1.1%

4,152	FedEx Corp.	248,622

	Banks—5.0%

5,300	Bank of America Corp.	392,465

14,495	U.S. Bancorp	321,064

9,884	Wells Fargo & Co.	477,002

	Total	1,190,531

	Beverages—1.7%

3,480	Anheuser-Busch Cos., Inc.	173,582

12,155	Coca-Cola Enterprises, Inc.	236,901

	Total	410,483

	Biotechnology—1.3%

4,965	(1) Amgen, Inc.	304,404

	Chemicals—1.7%

4,025	Du Pont (E.I.) de Nemours & Co.	171,183

7,065	International Flavors & Fragrances, Inc.	224,526

	Total	395,709

	Commercial Services & Supplies—2.0%

20,455	(1) Cendant Corp.	292,097

4,745	First Data Corp.	186,146

	Total	478,243

	Communications Equipment—4.2%

22,770	(1) Cisco Systems, Inc.	342,461

198,340	(1) Lucent Technologies, Inc.	357,012

18,345	Nokia Oyj, Class A, ADR	303,977

	Total	1,003,450

	Computers & Peripherals—3.3%

8,365	(1) Dell Computer Corp.	241,832

8,595	Hewlett-Packard Co.	140,099

4,728	International Business Machines Corp.	401,407

	Total	783,338

	Containers & Packaging—1.0%

4,275	Ball Corp.	240,084

	Diversified Financials—9.0%

5,460	American Express Co.	206,716

23,980	Citigroup, Inc.	941,215

10,107	Federal National Mortgage Association	731,646

4,015	Lehman Brothers Holdings, Inc.	252,825

	Total	2,132,402

Riggs Stock Fund

Shares		Value
Common Stocks—continued

	Diversified Telecommunication Services—3.8%

7,770	BellSouth Corp.	$198,057

6,320	CenturyTel, Inc.	186,124

11,003	SBC Communications, Inc.	257,030

6,846	Verizon Communications	255,903

	Total	897,114

	Electric Utilities—1.5%

3,025	Consolidated Edison Co.	117,582

5,270	Entergy Corp.	245,635

	Total	363,217

	Energy Equipment & Services—1.4%

9,310	Halliburton Co.	199,327

4,495	(1) Noble Corp.	139,120

	Total	338,447

	Food & Staples Retailing—1.3%

10,820	Sysco Corp.	310,859

	Health Care Equipment & Supplies—2.1%

5,060	Medtronic, Inc.	241,564

4,860	(1) St. Jude Medical, Inc.	254,956

	Total	496,520

	Health Care Providers & Services—4.6%

4,795	Aetna US Healthcare	238,791

5,190	(1) Anthem, Inc.	356,242

8,153	HCA—The Healthcare Corp.	261,711

2,983	(1) Wellpoint Health Networks, Inc.	226,529

	Total	1,083,273

	Hotels, Restaurants & Leisure—1.0%

8,505	Wendy’s International, Inc.	246,985

	Household Durables—1.6%

12,105	Newell Rubbermaid, Inc.	368,960

	Household Products—2.4%

2,535	Kimberly-Clark Corp.	126,167

4,785	Procter & Gamble Co.	429,932

	Total	556,099

	Industrial Conglomerates—4.9%

1,380	3M Co.	173,935

33,535	General Electric Co.	987,606

	Total	1,161,541

	Insurance—6.3%

8,460	American International Group, Inc.	490,257

11,980	Hartford Financial Services Group, Inc.	488,305

9,265	Metropolitan Life Insurance Co.	266,183

7,665	Prudential Financial	245,050

	Total	1,489,795

Riggs Stock Fund

Shares		Value
Common Stocks—continued

	Leisure Equipment & Products—0.8%

8,175	Mattel, Inc.	$177,725

	Machinery—1.0%

6,820	(1) SPX Corp.	230,516

	Media—2.4%

4,862	(1) Clear Channel Communications, Inc.	190,153

1,615	Gannett Co., Inc.	122,288

5,690	(1) Viacom, Inc., Class A	247,060

	Total	559,501

	Metals & Mining—1.3%

13,205	Alcoa, Inc.	302,791

	Multi-Utilities & Unregulated Power—1.2%

15,875	Duke Energy Corp.	279,241

	Multiline Retail—4.0%

11,690	Penney (J.C.) Co., Inc.	199,431

13,245	Wal-Mart Stores, Inc.	745,958

	Total	945,389

	Oil & Gas—4.5%

2,690	Anadarko Petroleum Corp.	119,436

2,911	BP Amoco PLC, ADR	112,190

18,763	Exxon Mobil Corp.	660,458

4,160	Royal Dutch Petroleum Co., ADR	170,061

	Total	1,062,145

	Paper & Forest Products—0.8%

12,441	Georgia-Pacific Corp.	192,089

	Personal Products—2.9%

4,995	Avon Products, Inc.	290,559

12,955	Gillette Co.	394,480

	Total	685,039

	Pharmaceuticals—5.6%

5,270	Bristol-Myers Squibb Co.	134,596

10,385	Johnson & Johnson	585,299

19,215	Pfizer, Inc.	590,861

	Total	1,310,756

	Semiconductor Equipment & Products—1.5%

19,261	Intel Corp.	354,402

	Software—5.9%

36,880	Microsoft Corp.	943,022

37,175	(1) Oracle Corp.	441,639

	Total	1,384,661

	Specialty Retail—2.7%

14,634	Gap (The), Inc.	243,363

14,288	Home Depot, Inc.	401,921

	Total	645,284

	Total Common Stocks (identified cost $20,377,578)	22,989,658

Riggs Stock Fund

Principal Amount		Value
Repurchase Agreement—1.8%

$424,000	Repurchase agreement with PaineWebber Group, Inc., dated 4/30/2003 due 5/1/2003 at 1.23%, collateralized by U.S. Treasury obligations with various maturities to 5/15/2030 (repurchase proceeds $424,014) (cost of $424,000)	$424,000

	Total Investments—99.1% (identified cost $20,801,578)(2)	23,413,658

	Other Assets and Liabilities—Net—0.9%	209,436

	Total Net Assets—100%	$23,623,094

(1)	Non-income producing security.
(2)	The cost of investments for federal tax purposes amounts to $21,139,742.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Small Company Stock Fund

April 30, 2003

Shares		Value
Common Stocks—88.8%

	Aerospace & Defense—2.1%

17,379	(1) Aeroflex, Inc.	$93,499

3,767	(1) Alliant Techsystems, Inc.	202,363

10,787	(2) EDO Corp.	203,335

2,671	(1) Veridian Corp.	50,722

	Total	549,919

	Air Freight & Logistics—1.2%

5,376	(1) Forward Air Corp.	135,260

11,275	(1) Pacer International, Inc.	179,272

	Total	314,532

	Airlines—1.5%

51,127	(1) Mesa Air Group, Inc.	275,063

9,820	SkyWest, Inc.	125,598

	Total	400,661

	Auto Components—1.2%

5,260	(1) American Axle & Manufacturing Holdings, Inc.	131,079

9,300	(1) Keystone Automotive Industries, Inc.	170,097

	Total	301,176

	Automobiles—0.5%

3,561	(2) Winnebago Industries, Inc.	131,828

	Banks—11.1%

10,805	Boston Private Financial Holdings	203,674

6,050	Capital Bank Corp.	86,515

7,048	Commercial Federal Corp.	151,673

8,359	Community First Bankshares, Inc.	225,033

5,655	Cullen/Frost Bankers, Inc.	185,427

5,393	Dime Community Bancorp, Inc.	124,363

4,725	East West Bancorp, Inc.	159,941

2,560	First BanCorp	79,027

3,780	First Midwest Bancorp, Inc.	104,668

7,490	(1) First Republic Bank	187,999

4,068	Hudson United Bancorp	135,627

7,330	Main Street Banks, Inc.	154,956

5,080	Mercantile Bancorporation, Inc.	134,620

7,094	Pacific Northwest Bancorp	199,767

4,997	Resource Bankshares Corp.	134,069

4,270	South Financial Group, Inc.	104,615

4,730	(1) Southwest Bancorp. of Texas, Inc.	160,725

8,035	United Bankshares, Inc.	232,051

6,392	Washington Federal, Inc.	139,346

	Total	2,904,096

Riggs Small Company Stock Fund

Shares		Value
Common Stocks—continued

	Biotechnology—0.9%

2,787	(1) Cephalon, Inc.	$113,821

3,870	(1) Invitrogen Corp.	126,549

	Total	240,370

	Building Products—1.4%

7,390	ElkCorp	149,647

16,745	(1) Griffon Corp.	228,067

	Total	377,714

	Chemicals—1.2%

8,856	Georgia Gulf Corp.	200,146

1,750	(1) Scotts Co.	99,662

	Total	299,808

	Commercial Services & Supplies—3.1%

26,199	(1) Casella Waste Systems, Inc.	223,215

7,631	(1)(2) Clean Harbors, Inc.	94,243

3,740	Global Payments, Inc.	115,977

16,220	(1) Moore Corp. Ltd.	185,232

11,530	(1) Tetra Tech, Inc.	178,715

	Total	797,382

	Communications Equipment—0.5%

8,395	Inter-Tel, Inc.	138,098

	Computers & Peripherals—1.3%

5,352	(1)(2) Drexler Technology, Corp.	85,311

5,805	(1) Hutchinson Technology, Inc.	137,230

16,165	(1) Synaptics, Inc.	123,824

	Total	346,365

	Construction & Engineering—1.4%

2,688	(1) Emcor Group, Inc.	137,276

13,842	(1)(2) Insituform Technologies, Inc., Class A	220,780

	Total	358,056

	Construction Materials—0.3%

2,020	Florida Rock Industries, Inc.	76,760

	Containers & Packaging—0.4%

4,084	(1) Silgan Holdings, Inc.	108,716

	Diversified Telecommunication Services—1.0%

3,785	(1) Commonwealth Telephone Enterprises, Inc.	150,454

16,661	(1) General Communications, Inc., Class A	103,148

	Total	253,602

	Electronic Equipment & Instruments—4.2%

2,096	Analogic Corp.	100,084

13,080	BEI Technologies, Inc.	111,965

3,850	(1) Benchmark Electronics, Inc.	99,908

5,780	(1) Coherent, Inc.	132,940

7,077	(1) Excel Technology, Inc.	162,205

12,157	Methode Electronics, Inc., Class A	127,649

Riggs Small Company Stock Fund

Shares		Value
Common Stocks—continued

	Electronic Equipment & Instruments—continued

4,554	Roper Industries, Inc.	$139,307

10,540	(1)(2) ScanSource, Inc.	209,851

	Total	1,083,909

	Energy Equipment & Services—2.7%

8,527	(1) Cal Dive International, Inc.	137,285

7,085	(1) National-Oilwell, Inc.	148,714

10,570	(1) Pride International, Inc.	164,046

4,113	(1) Tetra Technologies, Inc.	109,406

7,655	(1) W-H Energy Services, Inc.	137,790

	Total	697,241

	Food & Staples Retailing—1.5%

5,895	(1) Performance Food Group Co.	206,797

2,644	(1) United Natural Foods, Inc.	77,178

9,580	(1) Wild Oats Markets, Inc.	103,656

	Total	387,631

	Food Products—1.5%

3,245	(1) American Italian Pasta Co., Class A	143,105

4,985	Corn Products International, Inc.	148,952

6,335	(1) Hain Celestial Group, Inc.	109,342

	Total	401,399

	Gas Utilities—1.1%

4,140	New Jersey Resources Corp.	141,795

9,780	(1) Southern Union Co.	136,431

	Total	278,226

	Health Care Equipment & Supplies—2.5%

5,625	(1) INAMED Corp.	209,756

5,515	(1) Immucor, Inc.	113,223

3,520	(1) Respironics, Inc.	135,238

9,405	(1) Sybron Dental Specialties, Inc.	191,392

	Total	649,609

	Health Care Providers & Services—7.1%

6,155	(1) Amerigroup Corp.	179,234

5,245	(1) Amsurg Corp.	136,213

2,580	(1) Coventry Health Care, Inc.	105,316

21,045	Hooper Holmes, Inc.	127,322

3,255	(1) Mid Atlantic Medical Services, Inc.	141,755

24,820	(1) Option Care, Inc.	231,571

12,288	Owens & Minor, Inc.	228,557

3,865	(1) Pediatrix Medical Group	123,178

5,840	(1) Pharmaceutical Product Development, Inc.	152,833

4,080	(1) Priority HealthCare Corp., Class B	93,024

5,525	(1) Renal Care Group, Inc.	179,010

8,155	(1)(2) Sierra Health Services, Inc.	135,373

2,486	(1) U.S. Physical Therapy, Inc.	28,539

	Total	1,861,925

Riggs Small Company Stock Fund

Shares		Value
Common Stocks—continued

	Hotels Restaurants & Leisure—2.7%

10,768	Landrys Restaurants, Inc.	$201,362

4,841	(1)(2) Shuffle Master, Inc.	110,859

3,640	(1) Sonic Corp.	98,316

10,806	(1) Triarc Cos., Inc.	299,326

	Total	709,863

	Household Durables—2.8%

3,210	Ethan Allen Interiors, Inc.	108,113

2,180	Harman International Industries, Inc.	145,166

7,090	La-Z Boy Chair Co.	138,468

3,738	M.D.C. Holdings, Inc.	172,322

495	(1) NVR, Inc.	177,086

	Total	741,155

	IT Services—1.9%

22,551	(1) Tier Technologies, Inc., Class B	148,837

24,855	(1) Titan Corp.	199,586

39,819	(1) Tyler Technologies, Inc.	157,285

	Total	505,708

	Insurance—1.9%

11,941	(1) Allmerica Financial Corp.	182,697

6,090	Hilb Rogal & Hamilton Co.	216,500

3,405	RLI Corp.	100,618

	Total	499,815

	Internet & Catalog Retail—0.8%

71,580	(1)(2) Shop At Home, Inc.	196,845

	Internet Software & Services—0.6%

9,530	(1) Digital Insight Corp.	154,005

	Leisure Equipment & Products—1.1%

9,705	(1) JAKKS Pacific, Inc.	126,165

10,090	(1) RC2 Corp.	160,229

	Total	286,394

	Machinery—1.7%

2,895	(1) ESCO Technologies, Inc.	113,513

1,455	OshKosh Truck Corp.	81,480

5,726	Timken Co.	101,350

16,210	(1) Wabash National Corp.	152,050

	Total	448,393

	Media—0.9%

2,770	Media General, Inc., Class A	152,239

14,746	(1) Regent Communications, Inc.	88,329

	Total	240,568

	Metals & Mining—1.2%

35,080	(1) Hecla Mining Co.	131,199

15,486	(1)(2) Steel Dynamics, Inc.	187,381

	Total	318,580

Riggs Small Company Stock Fund

Shares		Value
Common Stocks—continued

	Multi-Utilities & Unregulated Power—0.5%

3,695	Energen Corp.	$121,196

	Multiline Retail—0.4%

7,530	Dillards, Inc., Class A	105,269

	Office Electronics—1.1%

22,150	Ikon Office Solutions, Inc.	171,884

1,875	(1) Zebra Technologies Corp., Class A	125,006

	Total	296,890

	Oil & Gas—2.9%

15,967	(1) Comstock Resources, Inc.	177,234

13,900	(1) Denbury Resources, Inc.	147,340

2,995	(1) Newfield Exploration Co.	102,998

4,270	(1) Quicksilver Resources, Inc.	98,722

23,835	(1)(2) Ultra Petroleum Corp.	238,350

	Total	764,644

	Paper & Forest Products—0.4%

14,055	(1) Louisiana-Pacific Corp.	113,564

	Personal Products—0.5%

12,101	(1) Steiner Leisure Ltd.	125,850

	Pharmaceuticals—1.3%

10,155	(1) Bradley Pharmaceuticals, Inc.	146,334

2,665	(1) Medicis Pharmaceutical Corp., Class A	153,611

4,838	(1) Noven Pharmaceuticals, Inc.	46,590

	Total	346,535

	Real Estate—1.0%

4,625	First Industrial Realty Trust	129,315

3,090	Weingarten Realty Investors	122,055

	Total	251,370

	Road & Rail—2.0%

9,700	(1) Genesee & Wyoming, Inc., Class A	167,810

5,515	(1) Heartland Express, Inc.	126,845

18,935	(1) SCS Transportation, Inc.	226,841

	Total	521,496

	Semiconductor Equipment & Products—2.2%

34,306	(1) Axcelis Technologies, Inc.	194,858

4,030	(1) Cymer, Inc.	115,057

4,160	(1) DSP Group, Inc.	86,944

9,270	(1) FEI Co.	169,548

	Total	566,407

	Software—2.3%

8,225	Autodesk, Inc.	127,981

3,232	(1) Manhattan Associates, Inc.	78,182

13,362	(1) Radiant Systems, Inc.	84,581

10,090	(1) SERENA Software, Inc.	159,018

6,955	(1)(2) Take-Two Interactive Software, Inc.	156,488

	Total	606,250

Riggs Small Company Stock Fund

Shares or Principal Amount		Value
Common Stocks—continued

	Specialty Retail—6.7%

9,015	(1) A.C. Moore Arts & Crafts, Inc.	$155,328

8,118	Aaron Rents, Inc.	181,437

6,075	(1) Ann Taylor Stores Corp.	143,735

13,666	(1) GameStop Corp.	163,309

6,413	(1) Linens ‘N Things, Inc.	135,891

6,060	(1) Michaels Stores, Inc.	189,314

8,750	(1) Movie Gallery, Inc.	161,796

5,915	(1)(2) Pacific Sunwear of California	135,039

3,276	Regis Corp. Minnesota	92,809

4,063	(1) Rent-A-Center, Inc.	260,845

7,210	(1) Too, Inc.	133,818

	Total	1,753,321

	Textiles Apparel & Luxury Goods—1.8%

8,560	(1) Fossil, Inc.	156,477

7,905	(1) Steven Madden Ltd.	140,077

9,547	Wolverine World Wide, Inc.	176,047

	Total	472,601

	Trading Companies & Distributors—0.4%

3,880	Lawson Products, Inc.	104,760

	Total Common Stocks (identified cost $19,977,214)	23,210,502

Repurchase Agreements—16.0%

$2,573,000	Repurchase agreement with PaineWebber Group, Inc., dated 4/30/2003 due 5/1/2003 at 1.23%, collateralized by a U.S. Treasury obligation with maturity of 5/15/2007 (repurchase proceeds $2,573,088)	2,573,000

1,602,600	Repurchase agreement with Merrill Lynch, Inc. dated 4/30/2003 due 5/1/2003 at 1.35%, collateralized by U.S. government agency obligations with various maturities to 11/15/2030 (repurchase proceeds $1,602,660) (held as collateral for securities lending)	1,602,600

	Total Repurchase Agreements (cost of $4,175,600)	4,175,600

	Total Investments—104.8% (identified cost $24,152,814)(3)	27,386,102

	Other Assets and Liabilities—Net—(4.8)%	(1,242,532)

	Total Net Assets—100%	$26,143,570

(1)	Non-income producing security.
(2)	Certain shares amounts on loan to broker.
(3)	The cost of investments for federal tax purposes amounts to $24,478,773.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs U.S. Government Securities Fund

April 30, 2003

Principal Amount		Value
Asset-Backed Securities—0.7%

$ 318,800	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004 (identified cost $318,748)	$324,423

Collateralized Mortgage Obligations—0.4%

	Finance—0.4%

115,080	Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	131,074

43,598	Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	49,757

	Total Collateralized Mortgage Obligations (identified cost $169,897)	180,831

Government Agencies—47.7%

	Federal Agricultural Mortgage Association—4.6%

1,700,000	8.07%, 4/16/2007	2,042,220

	Federal Home Loan Mortgage Corporation—33.5%

3,000,000	(1) 3.25%, 1/15/2004	3,045,450

8,249,000	(1) 5.50%, 7/15/2006	9,076,870

900,000	6.943%, 3/21/2007	1,047,029

1,000,000	7.375%, 5/15/2003	1,002,419

2,070,949	4.50%-8.50%, 5/15/2008-2/1/2033 (held as collateral for securities lending)	800,494

	Total	14,972,262

	Federal National Mortgage Association—6.8%

2,000,000	6.00%, 5/15/2011	2,276,260

1,848,725	5.00%-10.75%, 11/25/2007-1/18/2027 (held as collateral for securities lending)	760,154

	Total	3,036,414

	Student Loan Marketing Association—2.8%

1,000,000	7.30%, 8/1/2012	1,236,970

	Total Government Agencies (identified cost $19,597,408)	21,287,866

Mortgage Backed Securities—22.4%

	Federal Home Loan Mortgage Corporation—0.6%

291,786	6.50%, 7/1/2004	295,870

	Federal National Mortgage Association—0.3%

112,440	7.50%, 6/1/2012	120,719

	Government National Mortgage Association—21.5%

1,360,537	6.50%, 5/15/2028	1,433,240

2,883,883	6.50%, 10/15/2031	3,033,820

3,571,169	7.00%, 8/15/2027	3,797,810

3,527	7.50%, 6/15/2026	3,780

12,069	7.50%, 10/15/2026	12,933

731,044	7.50%, 10/15/2027	782,117

486,665	8.00%, 10/15/2027	528,572

	Total	9,592,272

	Total Mortgage Backed Securities (identified cost $9,561,037)	10,008,861

U.S. Treasury—30.2%

	U.S. Treasury Bonds—13.4%

216,000	(1) 5.375%, 2/15/2031	235,676

219,000	(1) 6.125%, 11/15/2027	257,461

Riggs U.S. Government Securities Fund

Principal Amount		Value
U.S. Treasury—continued

	U.S. Treasury Bonds—continued

$63,000	6.125%, 8/15/2029	$74,438

245,000	(1) 6.50%, 11/15/2026	300,240

1,000,000	(1) 7.125%, 2/15/2023	1,297,340

250,000	7.25%, 8/15/2022	327,773

350,000	7.875%, 2/15/2021	483,602

1,800,000	(1) 8.00%, 11/15/2021	2,523,654

325,000	12.00%, 8/15/2013	468,000

	Total	5,968,184

	U.S. Treasury Notes—14.0%

5,109,000	(1) 4.875%, 2/15/2012	5,540,097

1,000	(1) 6.50%, 5/15/2005	1,100

600,000	(1) 7.00%, 7/15/2006	690,282

	Total	6,231,479

	U.S. Treasury Strips—2.8%

3,404,445	7.25%, 8/15/2022 (held as collateral for securities lending)	1,255,287

	Total U.S. Treasury (identified cost $12,093,273)	13,454,950

Repurchase Agreements—31.7%

1,806,000	Repurchase agreement with PaineWebber Group, Inc., dated 4/30/2003 due 5/1/2003 at 1.23%, collateralized by a U.S. Treasury obligation with maturity of 5/15/2006 (repurchase proceeds $1,806,062)	1,806,000

12,352,586	Repurchase agreement with Morgan Stanley, Inc., dated 4/30/2003 due 5/1/2003 at 1.35%, collateralized by U.S. government agency obligations with various maturities to 2/1/2037 (repurchase proceeds $12,353,049) (held as collateral for securities lending)	12,352,586

	Total Repurchase Agreements (cost of $14,158,586)	14,158,586

	Total Investments—133.1% (identified cost $55,898,949)(2)	59,415,517

	Other Assets and Liabilities—Net—(33.1)%	(14,781,135)

	Total Net Assets—100%	$44,634,382

(1)	Certain principal amounts on loan to broker.
(2)	The cost of investments for federal tax purposes amounts to $56,154,522.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Bond Fund

April 30, 2003

Principal Amount		Value
Asset-Backed Securities—15.4%

$1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.42%, 9/25/2008	$1,371,020

1,265,000	California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,373,259

264,604	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	269,271

	Total Asset-Backed Securities (identified cost $2,711,764)	3,013,550

Collateralized Mortgage Obligations—10.5%

	Finance—6.6%

1,040,963	Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	1,102,094

124,361	Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	141,644

49,710	Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	56,732

722,751	Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	755,824

	Total Collateralized Mortgage Obligations (identified cost $1,962,161)	2,056,294

Corporate Bonds—25.7%

	Finance—20.1%

500,000	Bank One Corp., Note, 7.60%, 5/1/2007	582,730

875,000	(1) Bank of America Corp., 3.875%, 1/15/2008	902,265

366,000	Chase Manhattan Corp., 7.25%, 6/1/2007	414,645

775,000	Citicorp, Sub. Note, 7.00%, 7/1/2007	884,384

1,000,000	Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	1,101,940

1,030,000	Lehman Brothers Holdings, Inc., Note, 6.625%, 1/18/2012	1,166,516

	Total Corporate Bonds (identified cost $4,729,246)	5,052,480

Government Agencies—4.7%

	Federal Farm Credit System—4.3%

715,000	9.20%, 8/22/2005	834,037

	Student Loan Marketing Association—0.4%

70,000	7.30%, 8/1/2012	86,588

	Total Government Agencies (identified cost $886,072)	920,625

Mortgage Backed Securities—16.7%

	Federal Home Loan Mortgage Corporation—0.1%

12,547	6.50%, 7/1/2004	12,722

	Federal National Mortgage Association—0.7%

125,889	7.50%, 6/1/2012	135,158

	Government National Mortgage Association—15.9%

1,451,517	6.50%, 5/15/2028	1,529,082

94,084	6.50%, 9/15/2028	99,112

24,184	6.50%, 10/15/2031	25,441

842,371	7.00%, 8/15/2027	895,832

61,247	7.00%, 7/15/2028	65,094

356,947	7.50%, 6/15/2026	382,475

Riggs Bond Fund

Principal Amount		Value
Mortgage Backed Securities—continued

	Government National Mortgage Association—continued
$68,929	7.50%, 12/15/2026	$73,859

21,693	7.50%, 1/15/2027	23,209

9,981	7.50%, 4/15/2027	10,678

15,824	8.00%, 6/15/2026	17,238

6,281	8.00%, 8/15/2027	6,821

	Total	3,128,841

	Total Mortgage Backed Securities (identified cost $3,102,837)	3,276,721

U.S. Treasury—20.9%

	U.S. Treasury Bonds—15.4%

726,000	(1) 5.375%, 2/15/2031	792,131

500,000	(1) 6.125%, 11/15/2027	587,810

494,000	6.125%, 8/15/2029	583,691

300,000	6.25%, 8/15/2023	355,266

519,000	(1) 6.50%, 11/15/2026	636,019

50,000	6.75%, 8/15/2026	62,985

	Total	3,017,902

	U.S. Treasury Note—5.5%

1,000,000	(1) 4.875%, 2/15/2012	1,084,380

	Total U.S. Treasury (identified cost $3,697,520)	4,102,282

Repurchase Agreements—24.9%

1,042,000	Repurchase agreement with PaineWebber Group, Inc., dated 4/30/2003 due 5/1/2003 at 1.23%, collateralized by a U.S. Treasury obligation with maturity of 5/17/2007 (repurchase proceeds $1,042,036)	1,042,000

3,124,276	Repurchase agreement with Goldman Sachs & Co., dated 4/30/2003 due 5/1/2003 at 1.36%, collateralized by U.S. government agency obligations with various maturities to 11/1/2040 (repurchase proceeds $3,124,394) (held as collateral for securities lending)	3,124,276

722,610	Repurchase agreement with Goldman Sachs & Co., dated 4/30/2003 due 5/1/2003 at 1.23%, collateralized by U.S. government agency obligations with various maturities to 5/25/2033 (repurchase proceeds $722,635) (held as collateral for securities lending)	722,610

	Total Repurchase Agreements (cost of $4,888,886)	4,888,886

	Total Investments—118.8% (identified cost $21,978,486)(2)	$23,310,838

	Other Assets and Liabilities—Net—(18.8)%	(3,691,359)

	Total Net Assets—100%	$19,619,479

(1)	Certain principal amounts on loan to broker.
(2)	The cost of investments for federal tax purposes amounts to $22,050,224.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Short Term Tax Free Bond Fund

April 30, 2003

Principal Amount		Value
Long-Term Municipals—97.2%

	Arizona—2.5%

$1,000,000	Maricopa County, AZ, Unified School District No. 97, GO UT, 5.20% (FGIC LOC)/(Original Issue Yield: 5.30%), 7/1/2007	$1,064,580

	Delaware—1.2%

500,000	Delaware State, (Series B), 5.00% (Original Issue Yield: 4.80%), 5/1/2004	519,610

	Florida—2.4%

1,000,000	Volusia County, FL, School District, GO UT, 5.00% (FGIC LOC)/(Original Issue Yield: 3.35%), 8/1/2004	1,048,310

	Georgia—4.7%

1,000,000	Henry County, GA, School District, GO UT, 3.75% (Original Issue Yield: 3.58%), 8/1/2004	1,032,080

950,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series Z), 5.10% (FSA LOC)/(Original Issue Yield: 5.15%), 1/1/2005	1,008,349

	Total	2,040,429

	Hawaii—5.2%

2,000,000	Hawaii State, GO UT (Series CB) Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	2,254,560

	Illinois—11.3%

1,000,000	Chicago, IL, O’Hare International Airport, (Series A), 6.375% (MBIA LOC)/(Original Issue Yield: 6.735%), 1/1/2012	1,091,660

1,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.50%), 1/1/2007	1,101,950

1,550,000	Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC LOC)/(Original Issue Yield: 6.40%), 1/1/2005	1,674,713

1,000,000	Lake County, IL, (Series A) Water & Sewer Refunding Revenue Bonds, 5.50% (AMBAC LOC)/(Original Issue Yield: 5.65%), 12/1/2009	1,024,610

	Total	4,892,933

	Kansas—2.3%

1,000,000	Johnson County, KS, Unified School District No. 233, GO UT, 5.25% (FGIC LOC)/(Original Issue Yield: 5.30%), 9/1/2017	1,013,990

	Massachusetts—2.6%

1,000,000	Lawrence, MA, GO UT, 5.50% (AMBAC LOC)/(Original Issue Yield: 4.71%), 2/1/2011 (@100)	1,126,400

	Michigan—7.1%

1,000,000	Forest Hills, MI, Public School, GO UT, 5.25% (Original Issue Yield: 4.55%), 5/1/2004	1,041,290

1,090,000	Grandville, MI, Public Schools District, 2.00%, 5/1/2004	1,098,720

865,000	Michigan State Building Authority, (Series I) Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.40% (Original Issue Yield: 5.50%), 10/1/2005	933,430

	Total	3,073,440

	Nevada—2.5%

1,000,000	Washoe County, NV, Hospital Facilities, Revenue Bonds, 6.00% (AMBAC LOC)/(Original Issue Yield: 6.10%), 6/1/2009	1,068,220

	New Jersey—2.5%

1,000,000	New Jersey State, GO UT, 6.50% (Original Issue Yield: 4.95%), 7/15/2004	1,063,570

	New Mexico—2.6%

1,000,000	Santa Fe, NM, Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	1,121,070

	North Carolina—5.5%

1,200,000	North Carolina State, (Series A), 5.00% (Original Issue Yield: 4.40%), 9/1/2005	1,300,104

1,000,000	North Carolina State, GO UT Bonds, 5.00%, 5/1/2011	1,098,130

	Total	2,398,234

	Ohio—1.1%

450,000	Ohio State, GO UT, 4.00%, 9/15/2012	468,972

Riggs Short Term Tax Free Bond Fund

Principal Amount or Shares		Value
Long-Term Municipals—continued

	Rhode Island—3.4%

$1,435,000	Rhode Island Housing & Mortgage Finance Corp., (Series A) Refunding Revenue Bonds, 5.45% (AMBAC LOC), 7/1/2004	$1,488,425

	Texas—20.4%

1,000,000	Austin, TX, Hotel Occupancy, 5.625% (AMBAC LOC)/(Original Issue Yield: 5.71%), 11/15/2019	1,116,580

1,000,000	Dallas-Fort Worth, TX, Regional Airport, Refunding Revenue Bond, (Series A), 7.75% (FGIC LOC), 11/1/2003	1,032,530

1,195,000	Fort Worth, TX, ISD, GO UT, 4.25% (PSFG LOC)/(Original Issue Yield: 2.10%), 2/15/2005	1,255,360

1,000,000	Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	1,104,280

1,000,000	Johnson County, TX, GO UT, 5.00% (FSA LOC)/(Original Issue Yield: 4.85%), 2/15/2016	1,061,040

1,000,000	North Texas Tollway Authority Dallas, (Series A), 5.10% (FGIC LOC)/(Original Issue Yield: 5.20%), 1/1/2013	1,090,870

335,000	San Antonio, TX, Electric & Gas, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2007 (@101)	390,811

130,000	San Antonio, TX, Electric & Gas, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	144,078

535,000	San Antonio, TX, Electric & Gas, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	606,112

1,000,000	Spring Texas ISD, 5.25%, 2/15/2019	1,070,920

	Total	8,872,581

	Utah—4.7%

580,000	Intermountain Power Agency, UT, (Series B), 5.25% (Original Issue Yield: 5.79%), 7/1/2017	590,718

420,000	Intermountain Power Agency, UT, (Series B), 5.25% (Original Issue Yield: 5.79%), 7/1/2017	431,050

440,000	Intermountain Power Agency, UT, (Series C), 5.00% (Original Issue Yield: 4.70%), 7/1/2004	451,365

560,000	Intermountain Power Agency, UT, (Series C), 5.00% (Original Issue Yield: 4.999%), 7/1/2004	574,823

	Total	2,047,956

	Virginia—1.5%

605,000	Chesapeake, VA, IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA LOC)/(Original Issue Yield: 5.50%), 6/1/2005	642,940

	Washington—5.0%

1,000,000	Snohomish County, WA, School District No. 6, UT GO Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	1,099,220

1,000,000	Washington State Public Power Supply System, (Series B), 5.40% (Energy Northwest, WA)/(Original Issue Yield: 5.45%), 7/1/2005	1,079,590

	Total	2,178,810

	West Virginia—2.4%

1,000,000	West Virginia State, GO UT, 5.00% (Original Issue Yield: 3.45%), 6/1/2004	1,041,630

	Wisconsin—6.3%

1,315,000	Milwaukee, WI, (Series Y), 4.00%, 9/1/2003	1,327,808

1,300,000	Wisconsin State, (Series F), 5.00% (Original Issue Yield: 3.10%), 5/1/2005	1,391,975

	Total	2,719,783

	Total Long-Term Municipals (identified cost $40,448,012)	42,146,443

Mutual Fund—1.5%

670,489	SEI Tax Exempt Money Market Fund (at net asset value)	670,489

	Total Investments—98.7% (identified cost $41,118,501)(1)	42,816,932

	Other Assets And Liabilities—Net—1.3%	553,540

	Total Net Assets—100%	$43,370,472

(1)	The cost of investments for federal tax purposes amounts to $41,079,888.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

Riggs Short Term Tax Free Bond Fund

The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation	ISD	—Independent School District
FGIC	—Financial Guaranty Insurance Company	LOC	—Letter of Credit
FSA	—Financial Security Assurance	LT	—Limited Tax
GO	—General Obligation	MBIA	—Municipal Bond Investors Assurance
IDA	—Industrial Development Authority	PSFG	—Permanent School Fund Guarantee
INS	—Insured	UT	—Unlimited Tax

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Intermediate Tax Free Bond Fund

April 30, 2003

Principal Amount		Value
Long-Term Municipals—96.4%

	Alabama—6.3%

$1,000,000	Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA LOC)/(Original Issue Yield: 4.78%), 11/1/2014	$1,099,110

1,115,000	University of Alabama, Refunding Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 4.53%), 10/1/2013	1,222,386

	Total	2,321,496

	Alaska—0.8%

275,000	Alaska State Housing Finance Corp., Revenue Bonds (Series 1), Veterans Mortgage Program, 6.30% (GNMA LOC), 12/1/2009	287,427

	Connecticut—0.1%

25,000	Madison, CT, GO UT, 4.875% (FGIC LOC)/(Original Issue Yield: 5.00%), 12/15/2010	26,485

	District Of Columbia—4.6%

500,000	District of Columbia, Carnegie Endowment Revenue Bonds, 5.75% (Original Issue Yield: 5.75%), 11/15/2010	563,915

1,000,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC LOC), 10/1/2012	1,127,980

	Total	1,691,895

	Georgia—3.2%

55,000	Municipal Electric Authority of Georgia, (Series Y), PRF Revenue Bonds, 6.40%, 1/1/2009	65,485

945,000	Municipal Electric Authority of Georgia, (Series Y), 6.40%, 1/1/2009	1,098,213

	Total	1,163,698

	Illinois—5.6%

300,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	334,143

1,000,000	Illinois Department Central Management Services, COP, 5.50% (MBIA LOC)/(Original Issue Yield: 5.55%), 7/1/2013	1,130,690

500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	601,355

	Total	2,066,188

	Indiana—3.1%

1,000,000	Central High School Building Corp., IN, Refunding Revenue Bonds, 5.50%, 8/1/2010	1,138,230

	Michigan—9.6%

1,000,000	Lincoln Park, MI, School District, GO UT, 7.00% (FGIC LOC)/(Original Issue Yield: 5.95%), 5/1/2020	1,165,590

1,000,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds, 5.375%, 10/1/2018	1,159,850

1,025,000	Michigan Municipal Bond Authority, Water Utility Improvements, 5.875% (Original Issue Yield: 5.40%), 10/1/2017	1,222,620

	Total	3,548,060

	Minnesota—2.9%

1,000,000	Minneapolis Special School District No. 001, MN, (Series B) COP School Improvement Bonds, 5.125%, 2/1/2014	1,088,940

	Missouri—6.0%

870,000	Missouri State Environmental Improvement & Energy Authority, PRF Revenue Bonds, 6.00%, 1/1/2016	945,577

130,000	Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	140,041

1,000,000	Taney County, MO, Reorganized School District Number R-V, GO UT, 5.80%, 3/1/2017	1,114,140

	Total	2,199,758

	North Carolina—3.2%

1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC LOC), 1/1/2018	1,204,760

	North Dakota—3.2%

1,055,000	North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.00% (AMBAC LOC), 12/1/2010	1,171,862

	Pennsylvania—3.0%

1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC LOC)/(Original Issue Yield: 5.012%), 6/15/2015	1,104,090

Riggs Intermediate Tax Free Bond Fund

Principal Amount or Shares		Value
Long-Term Municipals—continued

	South Carolina—3.0%

$1,000,000	Beaufort County, SC School District, GO, 5.50%, 3/1/2016	$1,122,700

	South Dakota—3.1%

1,000,000	Pierre, SD, School District, GO UT, 5.70% (FSA LOC)/(Original Issue Yield: 5.70%), 8/1/2017	1,142,470

	Tennessee—2.9%

1,000,000	Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (Original Issue Yield: 5.125%), 5/15/2009 (@101)	1,082,880

	Texas—13.4%

1,000,000	Bell County, TX, HFDC, Refunding Revenue Bonds, 5.375% (FSA LOC), 12/1/2013	1,086,320

500,000	Carroll, TX, ISD, GO UT Refunding Bonds (Series A), 5.00% (Original Issue Yield: 5.02%), 2/15/2016	534,070

1,000,000	El Paso, TX, GO LT (Series 1998), 5.125% (FGIC LOC)/(Original Issue Yield: 5.25%), 8/15/2015	1,088,050

1,000,000	Fort Worth, TX, Water & Sewer, Revenue Bonds, 5.75% (Original Issue Yield: 5.52%), 2/15/2017	1,138,600

1,000,000	Travis Country, TX, GO UT, 5.25%, 3/1/2015	1,108,310

	Total	4,955,350

	Utah—3.0%

1,050,000	Salt Lake County, UT, Municipal Building Authority, Refunding Revenue Bonds, 5.20% (AMBAC LOC)/(Original Issue Yield: 5.33%), 10/15/2011 (@100)	1,113,116

	Washington—8.8%

1,000,000	Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	1,096,930

1,000,000	Seattle, WA, (Series F) GO UT, 5.25% (Original Issue Yield: 5.02%), 12/15/2018	1,085,680

1,000,000	Washington State, (Series B), GO UT, 5.00% (Original Issue Yield: 5.20%), 1/1/2017	1,063,030

	Total	3,245,640

	Wisconsin—9.1%

50,000	Appleton, WI, Waterworks, Refunding Revenue Bonds, 5.375% (FGIC LOC)/(Original Issue Yield: 4.75%), 1/1/2015	55,709

1,000,000	Menomonee Falls, WI, Sewage System, (Series A) Revenue Bonds, 5.65% (AMBAC LOC)/(Original Issue Yield: 5.70%), 5/1/2016	1,113,220

1,000,000	Milwaukee County, WI, (Series A), 5.00% (Original Issue Yield: 4.87%), 10/1/2016	1,074,180

1,000,000	Wisconsin State Transportation, (Series A), 5.50% (FGIC LOC)/(Original Issue Yield: 5.25%), 7/1/2015	1,128,230

	Total	3,371,339

	Wyoming—1.5%

500,000	Laramie County, WY, School District No. 2, GO UT, 5.90% (MBIA LOC)/(Original Issue Yield: 5.90%), 6/1/2012	545,840

	Total Long-Term Municipals (identified cost $32,464,018)	35,592,224

Mutual Fund—2.5%

944,014	SEI Tax Exempt Money Market Fund (at net asset value)	944,014

	Total Investments—98.9% (identified cost $33,408,032)(1)	36,536,238

	Other Assets and Liabilities—Net—1.1%	391,914

	Total Net Assets—100%	$36,928,152

(1)	The cost of investments for federal tax purposes amounts to $33,404,290.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

Riggs Intermediate Tax Free Bond Fund

The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation	ISD	—Independent School District
COP	—Certificate of Participation	LOC	—Letter of Credit
FGIC	—Financial Guaranty Insurance Company	LT	—Limited Tax
FSA	—Financial Security Assurance	MBIA	—Municipal Bond Investors Assurance
GNMA	—Government National Mortgage Association	PRF	—Pre-refunded
GO	—General Obligation	UT	—Unlimited Tax
HFDC	—Health Facility Development Corporation

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Prime Money Market Fund

April 30, 2003

Principal Amount		Value
Certificates of Deposit—9.0%

	Banking—4.5%

$10,000,000	First Tennessee Bank, 1.240%, 6/13/2003	$10,000,000

	Finance—4.5%

10,000,000	Citibank Canada, 1.240%, 6/10/2003	10,000,000

	Total Certificates of Deposit	20,000,000

Commercial Paper—48.5%

	Auto—4.0%

9,000,000	Old Line Funding, 1.240%, 5/2/2003	8,999,690

	Banking—6.2%

7,000,000	American Express Credit Corp., 1.230%, 5/5/2003	6,999,043

7,000,000	Citigroup Global Markets Holdings, Inc., 1.250%, 6/4/2003	6,991,736

	Total	13,990,779

	Finance—34.8%

8,000,000	American General Finance Corp., 1.240%, 5/19/2003	7,995,040

8,000,000	Apreco, Inc., 1.230%, 6/16/2003	7,987,427

8,000,000	Asset One Securitization, 1.280%, 5/19/2003	7,994,880

8,000,000	CIT Group, Inc., 1.270%, 6/17/2003	7,986,735

7,000,000	CXC, Inc., 1.220%, 5/1/2003	7,000,000

9,000,000	Charta Corp., 1.230%, 5/5/2003	8,998,770

7,000,000	Corporate Receivables Corp., 1.220%, 5/16/2003	6,996,442

7,000,000	Dakota, 1.240%, 6/9/2003	6,990,597

6,000,000	Halogen Capital Co., 1.250%, 5/8/2003	5,998,542

10,000,000	UBS Finance (Delaware), Inc., 1.360%, 5/1/2003	10,000,000

	Total	77,948,433

	Manufacturing—3.5%

8,000,000	BASF Corp., 1.240%, 5/7/2003	7,998,346

	Total Commercial Paper	108,937,248

Government Agencies—30.8%

	Federal Home Loan Bank System—11.6%

5,000,000	1.200%, 4/8/2004	5,000,000

5,000,000	1.250%, 4/8/2004	5,000,000

5,000,000	1.300%, 4/7/2004	5,000,000

5,000,000	1.350%, 4/30/2004	5,000,000

6,000,000	1.450%, 2/27/2004	6,000,000

	Total	26,000,000

	Federal Home Loan Mortgage Corporation—2.7%

6,000,000	1.585%, 12/8/2003	5,999,941

	Federal National Mortgage Association—2.2%

5,000,000	1.450%, 4/19/2004	5,000,000

	Student Loan Marketing Association—14.3%

7,000,000	(1) 1.191%, 5/15/2003	7,000,000

7,000,000	(1) 1.191%, 6/19/2003	7,000,000

6,000,000	(1) 1.191%, 7/17/2003	6,000,000

Riggs Prime Money Market Fund

Principal Amount		Value
Government Agencies—continued

	Federal Loan Marketing Association—continued

$5,000,000	(1) 1.201%, 8/21/2003	$5,000,000

7,000,000	1.405%, 2/24/2004	7,000,000

	Total	32,000,000

	Total Government Agencies	68,999,941

Repurchase Agreements—11.4%

10,000,000	Repurchase agreement with Lehman Brothers, dated 4/30/2003 due 5/1/2003 at 1.20%, collateralized by a U.S. Treasury obligation with maturity of 4/15/2029 (repurchase proceeds $10,000,333)	10,000,000

15,531,000	Repurchase agreement with PaineWebber Group, Inc., dated 4/30/2003 due 5/1/2003 at 1.23%, collateralized by U.S. Treasury obligations with various maturities to 2/15/2025 (repurchase proceeds $15,531,531)	15,531,000

	Total Repurchase Agreements	25,531,000

	Total Investments—99.7% (at amortized cost)(2)	223,468,189

	Other Assets and Liabilities—Net—0.3%	689,647

	Total Net Assets—100%	$224,157,836

(1)	Current rate and next reset date shown.
(2)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs U.S. Treasury Money Market Fund

April 30, 2003

Principal Amount		Value
U.S. Treasury—78.1%

	U.S. Treasury Bills—73.1%

$6,000,000	1.120%, 7/3/2003	$5,988,240

6,000,000	1.120%, 7/31/2003	5,983,317

6,000,000	(1) 1.140%, 5/1/2003	6,000,000

8,000,000	(1) 1.115%, 6/19/2003	7,987,696

16,000,000	1.116%-1.245%, 5/22/2003	15,989,453

7,000,000	(1) 1.160%, 7/24/2003	6,981,298

4,000,000	(1) 1.175%, 6/5/2003	3,995,508

6,000,000	1.190%, 5/8/2003	5,998,670

	Total	58,924,182

	U.S. Treasury Note—5.0%

4,000,000	3.625%, 8/31/2003	4,032,342

	Total U.S. Treasury	62,956,524

Repurchase Agreements—49.2%

10,000,000	Repurchase agreement with Lehman Brothers, dated 4/30/2003 due 5/1/2003 at 1.20%, collateralized by a U.S. Treasury obligation with maturity of 4/15/2029 (repurchase proceeds $10,000,333)	10,000,000

13,664,000	Repurchase agreement with PaineWebber Group, Inc., dated 4/30/2003 due 5/1/2003 at 1.23%, collateralized by U.S. Treasury obligations with various maturities to 5/15/2007 (repurchase proceeds $13,664,467)	13,664,000

16,009,070	Repurchase agreement with Morgan Stanley, Inc., dated 4/30/2003 due 5/1/2003 at 1.35%, collateralized by U.S. government agency obligations with various maturities to 2/1/2037 (repurchase proceeds $16,009,670) (held as collateral for securities lending)	16,009,070

	Total Repurchase Agreements	39,673,070

	Total Investments—127.3% (at amortized cost)(2)	102,629,594

	Other Assets and Liabilities—Net—(27.3)%	(21,999,123)

	Total Net Assets—100%	$80,630,471

(1)	Certain principal amounts on loan to broker.
(2)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

Riggs Funds

April 30, 2003

	Stock Fund		Small Company Stock Fund		U.S. Government Securities Fund		Bond Fund
Assets:

Investments in securities, at value	$22,989,658		$23,210,502	(1)	$45,256,931	(2)	$18,421,952	(3)

Investments in repurchase agreements	424,000		4,175,600		14,158,586		4,888,886

Total investments, at value	23,413,658		27,386,102		59,415,517		23,310,838

Cash	5,276		711		6,506		1,664

Income receivable	23,229		6,306		518,578		225,838

Receivable for shares sold	650		125		1,711		—

Receivable for investments sold	483,390		817,798		—		—

Prepaid expenses	—		—		14,923		8,582

Total assets	23,926,203		28,211,042		59,957,235		23,546,922

Liabilities:

Income distribution payable	—		—		126,094		74,438

Payable for investments purchased	59,014		447,693		—		—

Payable upon return of securities loaned	—		1,602,600		15,168,521		3,846,886

Payable for shares redeemed	231,075		13,400		16,683		—

Accrued expenses	13,020		3,779		11,555		6,119

Total liabilities	303,109		2,067,472		15,322,853		3,927,443

Net Assets	$23,623,094		$26,143,570		$44,634,382		$19,619,479

Net Assets Consists of:

Paid in capital	$26,344,696		$27,345,962		$39,911,064		$18,213,200

Net unrealized appreciation of investments	2,612,080		3,233,288		3,516,568		1,332,352

Accumulated net realized gain (loss) on investments	(5,380,766)		(4,435,680)		1,208,672		74,018

Undistributed (distributions in excess of) net investment income	47,084		—		(1,922)		(91)

Total Net Assets	$23,623,094		$26,143,570		$44,634,382		$19,619,479

Class R Shares	$14,863,731		$11,457,952		$17,674,706		$19,619,479

Class Y Shares	$8,759,363		$14,685,618		$26,959,676		—

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$6.28		$10.63		$10.44		$11.04

Class Y Shares	$6.35		$10.78		$10.44		—

Redemption Proceeds Per Share(4)

Class R Shares	$6.15	(5)	$10.42	(5)	$10.23	(5)	$10.82	(5)

Class Y Shares	$6.35		$10.78		$10.44		—

Shares Outstanding:

Class R Shares	2,366,098		1,077,691		1,693,689		1,777,329

Class Y Shares	1,378,342		1,362,537		2,583,333		—

Investments, at identified cost	$20,801,578		$24,152,814		$55,898,949		$21,978,486

(1)	Including $1,563,350 of securities loaned.
(2)	Including $14,873,610 of securities loaned.
(3)	Including $3,755,792 of securities loaned.
(4)	See “What Do Shares Cost?” in the Prospectus.
(5)	Computation of minimum redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES—continued

Riggs Funds

April 30, 2003

	Short Term Tax Free Bond Fund		Intermediate Tax Free Bond Fund		Prime Money Market Fund	U.S. Treasury Money Market Fund
Assets:

Investments in securities, at value	$42,816,932		$36,536,238		$197,937,189	$62,956,524	(1)

Investments in repurchase agreements	—		—		25,531,000	39,673,070

Total investments, at amortized cost and value	42,816,932		36,536,238		223,468,189	102,629,594

Cash	2,261		1,993		12,136	—

Income receivable	662,995		510,536		250,502	25,230

Receivable for shares sold	—		—		3,636	147,000

Receivable for voluntary contribution from adviser	—		—		580,035	—

Total assets	43,482,188		37,048,767		224,314,498	102,801,824

Liabilities:

Income distribution payable	101,015		113,215		66,046	21,181

Payable for investments purchased	—		—		—	5,983,317

Payable upon return of securities loaned	—		—		—	16,009,070

Payable to bank	—		—		—	4,890

Payable for shares redeemed	—		—		74,596	147,000

Accrued expenses	10,701		7,400		16,020	5,895

Total liabilities	111,716		120,615		156,662	22,171,353

Net Assets	$43,370,472		$36,928,152		$224,157,836	$80,630,471

Net Assets Consists of:

Paid in capital	$40,946,423		$33,393,781		$223,613,150	$80,629,395

Net unrealized appreciation of investments	1,698,431		3,128,206		—	—

Accumulated net realized gain (loss) on investments	725,564		394,105		(39,908)	—

Undistributed (distributions in excess of) net investment income	54		12,060		584,594	1,076

Total Net Assets	$43,370,472		$36,928,152		$224,157,836	$80,630,471

Class R Shares	$43,370,472		$36,928,152		$33,054,250	$19,062,136

Class Y Shares	—		—		$191,103,586	$61,568,335

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$10.49		$10.79		$1.00	$1.00

Class Y Shares	—		—		$1.00	$1.00

Redemption Proceeds Per Share(2)

Class R Shares	$10.28	(3)	$10.57	(3)	$1.00	$1.00

Class Y Shares	—		—		$1.00	$1.00

Shares Outstanding:

Class R Shares	4,133,706		3,423,124		32,917,701	19,062,688

Class Y Shares	—		—		190,645,866	61,566,707

Investments, at identified cost	$41,118,501		$33,408,032		$223,468,189	$102,629,594

(1)	Including $15,981,803 of securities loaned.
(2)	See “What Do Shares Cost?” in the Prospectus.
(3)	Computation of minimum redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Riggs Funds

April 30, 2003

	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Bond Fund
Investment Income:

Dividends	$610,318 (1)	$169,323	—	—

Interest	14,612	62,896	$3,659,058	$1,361,128

Total investment income	624,930	232,219	3,659,058	1,361,128

Expenses:

Investment adviser fee	282,153	263,174	562,956	196,649

Administrative personnel and services fee	60,192	52,635	120,097	41,952

Custodian fees	7,524	6,579	15,012	5,244

Transfer and dividend disbursing agent fees and expenses	32,021	8,030	9,154	4,535

Trustees’ fees	563	856	820	1,135

Auditing fees	17,958	19,025	17,484	15,252

Legal fees	3,502	4,192	3,024	4,107

Portfolio accounting fees	1,871	4,391	1,883	3,683

Distribution services fee—Class R Shares	40,705	29,555	50,086	65,550

Shareholder services fees—Class R Shares	40,705	29,555	50,086	65,550

Shareholder services fees—Class Y Shares	53,346	52,687	137,566	—

Share registration costs	24,069	28,913	21,439	14,369

Printing and postage	11,049	3,830	6,508	5,234

Insurance premiums	1,038	1,131	1,425	718

Miscellaneous	1,150	364	930	999

Total expenses	577,846	504,917	998,470	424,977

Waivers:

Waiver of investment adviser fee	—	—	(300,243)	(73,144)

Waiver of Distribution service fee—Class R Shares	—	—	—	(65,550)

Waiver of Shareholder service fee—Class R Shares	—	—	(30,052)	(39,330)

Waiver of Shareholder services fee—Class Y Shares	—	—	(82,540)	—

Total waivers	—	—	(412,835)	(178,024)

Net expenses	577,846	504,917	585,635	246,953

Net investment income/(Net operating loss)	47,084	(272,698)	3,073,423	1,114,175

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(4,610,154)	(4,239,275)	3,099,217	578,650

Net change in unrealized appreciation (depreciation) of investments	(4,210,548)	(1,795,717)	1,125,114	775,629

Net realized and unrealized gain (loss) on investments	(8,820,702)	(6,034,992)	4,224,331	1,354,279

Change in net assets resulting from operations	($8,773,618)	$(6,307,690)	$7,297,754	$2,468,454

(1)	Net of foreign taxes withheld of $687.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS—continued

Riggs Funds

April 30, 2003

	Short Term Tax Free Bond Fund	Intermediate Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Investment Income:

Interest	$2,426,029	$2,116,548	$3,877,050	$1,377,065

Expenses:

Investment adviser fee	396,933	333,085	1,163,062	450,763

Administrative personnel and services fee	84,679	71,058	372,180	144,244

Custodian fees	10,585	8,882	46,522	18,031

Transfer and dividend disbursing agent fees and expenses	435	1,042	19,978	6,066

Trustees’ fees	1,287	945	2,953	1,464

Auditing fees	17,075	17,055	17,754	17,660

Legal fees	4,234	4,403	4,808	4,193

Portfolio accounting fees	4,647	6,849	2,989	2,883

Distribution services fee—Class R Shares	132,311	111,028	190,399	149,242

Shareholder services fees—Class R Shares	132,311	111,028	95,200	74,621

Shareholder services fees—Class Y Shares	—	—	486,331	150,760

Share registration costs	13,465	15,328	24,408	26,164

Printing and postage	3,603	3,099	12,669	6,208

Insurance premiums	1,272	1,304	2,305	1,671

Miscellaneous	129	586	1,184	1,224

Total expenses	802,966	685,692	2,442,742	1,055,194

Waivers:

Waiver of investment adviser fee	(92,878)	(88,822)	—	—

Waiver of Distribution service fee—Class R Shares	(132,311)	(111,028)	(95,200)	(99,290)

Waiver of Shareholder service fee—Class R Shares	(79,387)	(66,617)	(57,120)	(44,773)

Waiver of Shareholder services fee—Class Y Shares	—	—	(486,331)	(150,760)

Total waivers	(304,576)	(266,467)	(638,651)	(294,823)

Net expenses	498,390	419,225	1,804,091	760,371

Net investment income	1,927,639	1,697,323	2,072,959	616,694

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	1,037,551	725,283	—	—

Net change in unrealized appreciation (depreciation) of investments	111,300	1,634,114	—	—

Net increase due to voluntary contribution from adviser (see Notes)	—	—	843,297	—

Net realized and unrealized gain (loss) on investments	1,148,851	2,359,397	843,297	—

Change in net assets resulting from operations	$3,076,490	$4,056,720	$2,916,256	$616,694

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Riggs Funds

	Stock Fund		Small Company Stock Fund		U.S. Government Securities Fund
	Year Ended April 30, 2003	Year Ended April 30, 2002	Year Ended April 30, 2003	Year Ended April 30, 2002	Year Ended April 30, 2003	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations—

Net investment income (net operating loss)	$47,084	$(197,925)	$(272,698)	$(273,874)	$3,073,423	$4,736,781

Net realized gain (loss) on investments	(4,610,154)	(380,889)	(4,239,275)	3,697,335	3,099,217	1,268,187

Net change in unrealized appreciation/depreciation of investments	(4,210,548)	(12,995,681)	(1,795,717)	483,663	1,125,114	(99,134)

Change in net assets resulting from operations	(8,773,618)	(13,574,495)	(6,307,690)	3,907,124	7,297,754	5,905,834

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	—	—	—	—	(922,206)	(1,150,768)

Class Y Shares	—	—	—	(26,292)	(2,676,284)	(3,999,244)

Distributions from net realized gain on investments

Class R Shares	—	(227,878)	(202,731)	—	—	—

Class Y Shares	—	(332,541)	(365,698)	—	—	—

Change in net assets resulting from distributions to shareholders	—	(560,419)	(568,429)	(26,292)	(3,598,490)	(5,150,012)

Share Transactions—

Proceeds from sales of shares	1,888,200	5,530,559	2,844,753	3,077,156	3,834,716	10,070,451

Net asset value of shares issued to shareholders in payment of distributions declared	—	206,065	180,434	170	684,856	827,087

Cost of shares redeemed	(22,961,328)	(26,377,604)	(14,233,349)	(18,260,515)	(53,908,389)	(31,042,687)

Change in net assets resulting from share transactions	(21,073,128)	(20,640,980)	(11,208,162)	(15,183,189)	(49,388,817)	(20,145,149)

Change in net assets	(29,846,746)	(34,775,894)	(18,084,281)	(11,302,357)	(45,689,553)	(19,389,327)

Net Assets:

Beginning of period	53,469,840	88,245,734	44,227,851	55,530,208	90,323,935	109,713,262

End of period	$23,623,094	$53,469,840	$26,143,570	$44,227,851	$44,634,382	$90,323,935

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$47,084	—	—	—	$(1,922)	$195,395

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS—continued

Riggs Funds

	Bond Fund		Short Term Tax Free Bond Fund
	Year Ended April 30, 2003	Year Ended April 30, 2002	Year Ended April 30, 2003	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$1,114,175	$1,628,732	$1,927,639	$2,312,302

Net realized gain (loss) on investments	578,650	(40,773)	1,037,551	198,400

Net change in unrealized appreciation/depreciation of investments	775,629	338,497	111,300	501,815

Change in net assets resulting from operations	2,468,454	1,926,456	3,076,490	3,012,517

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(1,282,488)	(1,588,663)	(1,925,137)	(2,275,462)

Distributions from net realized gain on investments

Class R Shares	—	—	(489,009)	—

Change in net assets resulting from distributions to shareholders	(1,282,488)	(1,588,663)	(2,414,146)	(2,275,462)

Share Transactions—

Proceeds from sales of shares	850,008	2,484,422	1,691,470	4,643,570

Net asset value of shares issued to shareholders in payment of distributions declared	6,119	18,200	15,970	6,923

Cost of shares redeemed	(12,028,217)	(11,092,833)	(15,278,877)	(8,590,863)

Change in net assets resulting from share transactions	(11,172,090)	(8,590,211)	(13,571,437)	(3,940,370)

Change in net assets	(9,986,124)	(8,252,418)	(12,909,093)	(3,203,315)

Net Assets:

Beginning of period	29,605,603	37,858,021	56,279,565	59,482,880

End of period	$19,619,479	$29,605,603	$43,370,472	$56,279,565

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(91)	$82,472	$54	—

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS—continued

Riggs Funds

	Intermediate Tax Free Bond Fund		Prime Money Market Fund		U.S. Treasury Money Market Fund
	Year Ended April 30, 2003	Year Ended April 30, 2002	Year Ended April 30, 2003	Year Ended April 30, 2002	Year Ended April 30, 2003	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$1,697,323	$2,213,167	$2,072,959	$6,578,488	$616,694	$3,235,291

Net realized gain (loss) on investments	725,283	507,784	—	(16,472)	—	—

Net change in unrealized appreciation/ depreciation of investments	1,634,114	504,013	—	—	—	—

Net increase due to voluntary contribution from adviser (see Notes)	—	—	843,297	—	—	—

Change in net assets resulting from operations	4,056,720	3,224,964	2,916,256	6,562,016	616,694	3,235,291

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(1,663,743)	(2,206,892)	(228,559)	(948,362)	(159,757)	(226,205)

Class Y Shares	—	—	(1,844,114)	(5,630,126)	(455,861)	(3,009,086)

Distributions from net realized gain on investments

Class R Shares	(567,002)	(510,146)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(2,230,745)	(2,717,038)	(2,072,673)	(6,578,488)	(615,618)	(3,235,291)

Share Transactions—

Proceeds from sales of shares	722,556	653,807	557,603,592	722,194,399	245,108,296	356,741,992

Net asset value of shares issued to shareholders in payment of distributions declared	8,286	7,222	571,266	1,945,786	102,520	397,368

Cost of shares redeemed	(14,017,708)	(10,260,946)	(609,133,833)	(796,678,143)	(289,367,196)	(397,090,193)

Change in net assets resulting from share transactions	(13,286,866)	(9,599,917)	(50,958,975)	(72,537,958)	(44,156,380)	(39,950,833)

Change in net assets	(11,460,891)	(9,091,991)	(50,115,392)	(72,554,430)	(44,155,304)	(39,950,833)

Net Assets:

Beginning of period	48,389,043	57,481,034	274,273,228	346,827,658	124,785,775	164,736,608

End of period	$36,928,152	$48,389,043	$224,157,836	$274,273,228	$80,630,471	$124,785,775

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$12,060	$(39,136)	$584,594	$580,035	$1,076	—

See Notes which are an integral part of the Financial Statements

[This Page Intentionally Left Blank]

FINANCIAL HIGHLIGHTS

Riggs Funds

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments
Stock Fund R Shares
1999	$16.57	0.04		0.94		0.98	(0.04)	(1.71)
2000	$15.80	0.01		(0.38)		(0.37)	(0.01)	(2.20)
2001	$13.22	(0.03	)(3)	(1.53)		(1.56)	—	(2.71)
2002	$8.95	(0.04	)(3)	(1.54)		(1.58)	—	(0.08)
2003	$7.29	(0.00	)(3)(4)	(1.01)		(1.01)	—	—
Stock Fund Y Shares
2000(5)	$12.38	0.01		0.85		0.86	(0.01)	—
2001	$13.23	0.00	(3)(4)	(1.50)		(1.50)	—	(2.71)
2002	$9.02	(0.02	)(3)	(1.56)		(1.58)	—	(0.08)
2003	$7.36	0.01	(3)	(1.02)		(1.01)	—	—
Small Company Stock Fund R Shares
1999	$18.80	(0.02)		(5.66)		(5.68)	—	(1.85)
2000	$11.27	(0.05	)(3)	1.94		1.89	—	—
2001	$13.16	(0.02)		(0.15)		(0.17)	—	(1.77)
2002	$11.22	(0.09	)(3)	1.16		1.07	—	—
2003	$12.29	(0.10	)(3)	(1.38)		(1.48)	—	(0.18)
Small Company Stock Fund Y Shares
2000(5)	$11.50	0.00	(3)(4)	1.68		1.68	—	—
2001	$13.18	0.02		(0.11)		(0.09)	—	(1.77)
2002	$11.32	(0.06	)(3)	1.17		1.11	(0.01)	—
2003	$12.42	(0.08	)(3)	(1.38)		(1.46)	—	(0.18)
U.S. Government Securities Fund R Shares
1999	$9.77	0.52		0.06		0.58	(0.50)	—
2000	$9.85	0.50		(0.37)		0.13	(0.51)	—
2001	$9.47	0.52		0.45		0.97	(0.51)	—
2002	$9.93	0.45	(3)(8)	0.11	(8)	0.56	(0.49)	—
2003	$10.00	0.40	(3)	0.51		0.91	(0.47)	—
U.S. Government Securities Fund Y Shares
2000(5)	$9.42	0.19		0.05		0.24	(0.19)	—
2001	$9.47	0.54		0.45		0.99	(0.53)	—
2002	$9.93	0.48	(3)(8)	0.11	(8)	0.59	(0.52)	—
2003	$10.00	0.43	(3)	0.51		0.94	(0.50)	—
Bond Fund R Shares
2000(5)	$10.00	0.21		0.01		0.22	(0.21)	—
2001	$10.01	0.58		0.49		1.07	(0.58)	—
2002	$10.50	0.54	(3)(8)	0.07	(8)	0.61	(0.52)	—
2003	$10.59	0.46	(3)	0.52		0.98	(0.53)	—
Short Term Tax Free Bond Fund R Shares
2000(5)	$10.00	0.15		(0.02)		0.13	(0.15)	—
2001	$9.98	0.43		0.27		0.70	(0.43)	—
2002	$10.25	0.42	(3)(8)	0.12	(8)	0.54	(0.41)	—
2003	$10.38	0.38		0.21		0.59	(0.38)	(0.10)
Intermediate Tax Free Bond Fund R Shares
2000(5)	$10.00	0.16		0.01		0.17	(0.16)	—
2001	$10.01	0.45		0.34		0.79	(0.46)	(0.05)
2002	$10.29	0.43	(8)	0.18	(8)	0.61	(0.43)	(0.10)
2003	$10.37	0.40		0.56		0.96	(0.40)	(0.14)
Prime Money Market Fund R Shares
1999	$1.00	0.04		0.00	(4)	0.04	(0.04)	—
2000	$1.00	0.04		(0.00	)(4)	0.04	(0.04)	—
2001	$1.00	0.05		0.00	(4)	0.05	(0.05)	—
2002	$1.00	0.02		(0.00	)(4)	0.02	(0.02)	—
2003	$1.00	0.01		—		0.01	(0.01)	—
Prime Money Market Fund Y Shares
1999	$1.00	0.05		0.00	(4)	0.05	(0.05)	—
2000	$1.00	0.05		(0.00	)(4)	0.05	(0.05)	—
2001	$1.00	0.06		0.00	(4)	0.06	(0.06)	—
2002	$1.00	0.02		(0.00	)(4)	0.02	(0.02)	—
2003	$1.00	0.01		—		0.01	(0.01)	—
U.S. Treasury Money Market Fund R Shares
1999(10)	$1.00	0.03		—		0.03	(0.03)	—
2000	$1.00	0.04		(0.00	)(4)	0.04	(0.04)	—
2001	$1.00	0.05		0.00	(4)	0.05	(0.05)	—
2002	$1.00	0.02		—		0.02	(0.02)	—
2003	$1.00	0.01		—		0.01	(0.01)	—
U.S. Treasury Money Market Fund Y Shares
1999	$1.00	0.04		—		0.04	(0.04)	—
2000	$1.00	0.04		(0.00	)(4)	0.04	(0.04)	—
2001	$1.00	0.05		0.00	(4)	0.05	(0.05)	—
2002	$1.00	0.02		—		0.02	(0.02)	—
2003	$1.00	0.01		—		0.01	(0.01)	—

						Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(1)		Expenses		Net Investment Income (Net Operating Loss)		Expense waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio Turnover

(1.75)	$15.80	6.50%		1.22%		0.26%		0.26%		$101,474	52%
(2.21)	$13.22	(1.04)%		1.41%		0.08%		0.14%		$51,968	79%
(2.71)	$8.95	(12.59)%		1.52%		(0.29)%		0.01%		$30,385	95%
(0.08)	$7.29	(17.75)%		1.61%		(0.46)%		—		$21,064	49%
—	$6.28	(13.85)%		1.68%		(0.02)%		—		$14,864	99%

(0.01)	$13.23	6.98%		1.20	%(6)	0.14	%(6)	0.12	%(6)	$107,045	79%
(2.71)	$9.02	(12.01)%		1.27%		(0.03)%		0.01%		$57,861	95%
(0.08)	$7.36	(17.61)%		1.36%		(0.21)%		—		$32,406	49%
—	$6.35	(13.72)%		1.43%		0.23%		—		$8,759	99%

(1.85)	$11.27	(30.33)%		1.37%		(0.14)%		0.26%		$38,728	100%
—	$13.16	16.77%		1.60%		(0.44)%		0.13%		$33,163	116%
(1.77)	$11.22	0.37%		1.60%		(0.14)%		0.00	%(7)	$16,637	146%
—	$12.29	9.54%		1.66%		(0.75)%		—		$15,114	183%
(0.18)	$10.63	(11.94)%		1.70%		(0.99)%		—		$11,458	213%

—	$13.18	14.61%		1.37	%(6)	0.02	%(6)	0.11	%(6)	$57,182	116%
(1.77)	$11.32	1.04%		1.35%		0.12%		0.00	%(7)	$38,893	146%
(0.01)	$12.42	9.79%		1.41%		(0.50)%		—		$29,114	183%
(0.18)	$10.78	(11.65)%		1.45%		(0.74)%		—		$14,686	213%

(0.50)	$9.85	6.03%		0.91%		5.12%		0.67%		$38,928	55%
(0.51)	$9.47	1.39%		1.06%		5.19%		0.55%		$29,898	55%
(0.51)	$9.93	10.44%		0.93%		5.27%		0.55%		$25,415	58%
(0.49)	$10.00	5.78%		0.96%		4.51	%(8)	0.55%		$20,861	64%
(0.47)	$10.44	9.29%		0.96%		3.91%		0.55%		$17,675	22%

(0.19)	$9.47	2.58%		0.81	%(6)	5.57	%(6)	0.55	%(6)	$102,968	55%
(0.53)	$9.93	10.72%		0.68%		5.52%		0.55%		$84,298	58%
(0.52)	$10.00	6.04%		0.71%		4.77	%(8)	0.55%		$69,463	64%
(0.50)	$10.44	9.56%		0.71%		4.16%		0.55%		$26,960	22%

(0.21)	$10.01	2.18%		1.00	%(6)	5.73	%(6)	0.67	%(6)	$41,597	16%
(0.58)	$10.50	10.94%		0.87%		5.63%		0.67%		$37,858	42%
(0.52)	$10.59	5.54%		0.90%		5.04	%(8)	0.67%		$29,606	83%
(0.53)	$11.04	9.84%		0.94%		4.26%		0.68%		$19,619	23%

(0.15)	$9.98	1.31%		1.00	%(6)	4.16	%(6)	0.61	%(6)	$66,582	9%
(0.43)	$10.25	7.08%		0.89%		4.18%		0.61%		$59,483	25%
(0.41)	$10.38	5.37%		0.93%		4.05	%(8)	0.61%		$56,280	27%
(0.48)	$10.49	5.78%		0.94%		3.64%		0.58%		$43,370	38%

(0.16)	$10.01	1.76%		1.00	%(6)	4.57	%(6)	0.60	%(6)	$69,119	0%
(0.51)	$10.29	8.00%		0.91%		4.48%		0.60%		$57,481	48%
(0.53)	$10.37	6.02%		0.93%		4.09	%(8)	0.60%		$48,389	25%
(0.54)	$10.79	9.43%		0.94%		3.82%		0.60%		$36,928	11%

(0.04)	$1.00	4.49%		1.03%		4.25%		0.46%		$8,422	—
(0.04)	$1.00	4.53%		1.07%		4.55%		0.40%		$23,842	—
(0.05)	$1.00	5.32%		1.07%		5.13%		0.40%		$103,460	—
(0.02)	$1.00	1.96%		1.07%		1.90%		0.40%		$43,742	—
(0.01)	$1.00	0.59	%(9)	1.07%		0.60%		0.40%		$33,054	—

(0.05)	$1.00	4.76%		0.69%		4.65%		0.25%		$425,054	—
(0.05)	$1.00	4.90%		0.72%		4.83%		0.25%		$323,076	—
(0.06)	$1.00	5.69%		0.72%		5.56%		0.25%		$243,367	—
(0.02)	$1.00	2.31%		0.72%		2.30%		0.25%		$230,531	—
(0.01)	$1.00	0.94	%(9)	0.72%		0.95%		0.25%		$191,104	—

(0.03)	$1.00	3.35%		1.08	%(6)	3.86	%(6)	0.47	%(6)	$3,309	—
(0.04)	$1.00	4.20%		1.10%		4.20%		0.40%		$4,373	—
(0.05)	$1.00	5.11%		1.08%		5.03%		0.40%		$5,449	—
(0.02)	$1.00	1.77%		1.08%		1.02%		0.40%		$42,919	—
(0.01)	$1.00	0.50%		1.01%		0.53%		0.48%		$19,062	—

(0.04)	$1.00	4.49%		0.72%		4.39%		0.25%		$138,097	—
(0.04)	$1.00	4.57%		0.75%		4.52%		0.25%		$150,085	—
(0.05)	$1.00	5.48%		0.73%		5.35%		0.25%		$159,287	—
(0.02)	$1.00	2.12%		0.73%		2.26%		0.25%		$81,867	—
(0.01)	$1.00	0.74%		0.76%		0.76%		0.25%		$61,568	—

FINANCIAL HIGHLIGHTS—(continued)

Riggs Funds

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.
(3)	Per share amount is based upon the average number of shares outstanding.
(4)	Per share amount does not round to $0.01 or $(0.01).
(5)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.
(6)	Computed on an annualized basis.
(7)	Percentage amount does not round to 0.01%.
(8)	Effective May 1, 2001, the U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
U.S. Government Securities Fund R Shares	$(0.07)	$0.07	(0.57)%
U.S. Government Securities Fund Y Shares	(0.07)	0.07	(0.58)%
Bond Fund R Shares	(0.04)	0.04	(0.24)%
Short Term Tax Free Bond Fund R Shares	0.01	(0.01)	0.07%
Intermediate Tax Free Bond Fund R Shares	—	—	0.01%

Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

(9)	On April 24, 2003, the adviser made a voluntary contribution to the Fund for expired capital losses. This voluntary contribution had no effect on the fund’s total return.
(10)	Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

See Notes which are an integral part of the Financial Statement.

COMBINED NOTES TO FINANCIAL STATEMENTS

Riggs Funds

April 30, 2003

Organization

Riggs Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight diversified portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Investment Objective
Riggs Stock Fund (“Stock Fund”)	Seeks to provide growth of capital and income.

Riggs Small Company Stock Fund (“Small Company Stock Fund”)	Seeks to provide long-term capital appreciation.

Riggs U.S. Government Securities Fund (“U.S. Government Securities Fund “)	Seeks to achieve current income.

Riggs Bond Fund (“Bond Fund”)	Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Riggs Short Term Tax Free Bond Fund (“Short Term Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Riggs Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax.

Riggs Prime Money Market Fund (“Prime Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

Riggs U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Board of Trustees (the “Trustees”) approved a change in the name of the following Funds:

Effective Date	Old Name	New Name
February 28, 2003	Riggs Intermediate Tax Free Bond Fund	Riggs Short Term Tax Free Bond Fund
February 28, 2003	Riggs Long Term Tax Free Bond Fund	Riggs Intermediate Tax Free Bond Fund

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuations

U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which there are no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Riggs Funds

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds (except Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund) offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective May 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, U.S. Government Securities Fund and Bond Fund began accreting discount/amortizing premium on long-term debt securities and Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund began accreting discount on debt securities. The effect of this accounting change had no impact on total net assets of these Funds, but resulted in the following adjustments based on securities held by the funds on May 1, 2001:

	Cost of Investments	Undistributed (distribution in excess of) Net Investment Income	Accumulated net realized gain (loss) on Investments
U.S. Government Securities Fund	$(214,733)	$(470,870)	$256,137

Bond Fund	(153,229)	(188,557)	35,328

Short Term Tax Free Bond Fund	47,589	47,589	—

Intermediate Tax Free Bond Fund	6,812	6,812	—

The effect of this change for the year ended April 30, 2002 was as follows:

	Undistributed (distributions in excess of) Net Investment Income	Unrealized Appreciation/ Depreciation	Accumulated net realized gain (loss) on Investments
U.S. Government Securities Fund	$(583,180)	$59,721	$523,459

Bond Fund	(75,409)	(109,961)	185,370

Short Term Tax Free Bond Fund	36,633	(3,435)	(33,198)

Intermediate Tax Free Bond Fund	6,690	(4,508)	(2,182)

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation. For the Funds of the Trust not indicated above, the adoption of the guide did not have any effect on their financial statements.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at a minimum level of 102% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $1,313, $7,597, $15,888, $3,782, $1,541 and $13,882 for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund, respectively, attributable to income earned on securities lending transactions.

Riggs Funds

Loans will be made to firms deemed by the Funds’ adviser to be of good financial standing and will not be made unless, in the judgment of the Funds’ adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds’ rights should the borrower of the securities fail financially.

As of April 30, 2003, the value of securities loaned plus interest, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due Broker	Reinvested Collateral Securities
Small Company Stock Fund	$1,563,350	$1,602,600	$1,602,600

U.S. Government Securities Fund	14,873,610	15,168,521	15,168,521

Bond Fund	3,755,792	3,846,886	3,846,886

U.S. Treasury Money Market Fund	15,981,803	16,009,070	16,009,070

Cash collateral is held in a segregated account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Stock Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$1,525,660	250,679	$2,822,421	354,929

Shares issued to shareholders in payment of distributions declared	—	—	202,760	26,128

Shares redeemed	(4,720,091)	(774,705)	(7,152,859)	(884,288)

Net change resulting from Class R Share transactions	$(3,194,431)	(524,026)	$(4,127,678)	(503,231)

	Stock Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$362,540	51,432	$2,708,138	341,244

Shares issued to shareholders in payment of distributions declared	—	—	3,305	422

Shares redeemed	(18,241,237)	(3,077,616)	(19,224,745)	(2,354,409)

Net change resulting from Class Y Share transactions	$(17,878,697)	(3,026,184)	$(16,513,302)	(2,012,743)

Net change resulting from share transactions	$(21,073,128)	(3,550,210)	$20,640,980	(2,515,974)

	Small Company Stock Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$792,927	77,082	$1,419,366	126,886

Shares issued to shareholders in payment of distributions declared	179,494	17,878	—	—

Shares redeemed	(2,488,074)	(247,118)	(4,286,239)	(380,334)

Net change resulting from Class R Share transactions	$(1,515,653)	(152,158)	$(2,866,873)	(253,448)

Riggs Funds

	Small Company Stock Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$2,051,826	204,134	$1,657,790	144,092

Shares issued to shareholders in payment of distributions declared	940	92	170	15

Shares redeemed	(11,745,275)	(1,185,085)	(13,974,276)	(1,236,599)

Net change resulting from Class Y Share transactions	$(9,692,509)	(980,859)	$(12,316,316)	(1,092,492)

Net change resulting from share transactions	$(11,208,162)	(1,133,017)	$(15,183,189)	(1,345,940)

	U.S. Government Securities Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$2,970,944	287,638	$4,917,103	490,037

Shares issued to shareholders in payment of distributions declared	666,638	64,499	817,757	81,469

Shares redeemed	(7,698,832)	(745,560)	(10,435,048)	(1,043,545)

Net change resulting from Class R Share transactions	$(4,061,250)	(393,423)	$(4,700,188)	(472,039)

	U.S. Government Securities Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$863,772	84,906	$5,153,348	510,018

Shares issued to shareholders in payment of distributions declared	18,218	1,769	9,330	936

Shares redeemed	(46,209,557)	(4,452,454)	(20,607,639)	(2,049,930)

Net change resulting from Class Y Share transactions	$(45,327,567)	(4,365,779)	$(15,444,961)	(1,538,976)

Net change resulting from share transactions	$(49,388,817)	(4,759,202)	$20,145,149)	(2,011,015)

	Bond Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$850,008	78,750	$2,484,422	234,909

Shares issued to shareholders in payment of distributions declared	6,119	562	18,200	1,710

Shares redeemed	(12,028,217)	(1,097,885)	(11,092,833)	(1,046,705)

Net change resulting from Class R Share transactions	$(11,172,090)	(1,018,573)	$(8,590,211)	(810,086)

	Short Term Tax Free Bond Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$1,691,470	161,468	$4,643,570	449,726

Shares issued to shareholders in payment of distributions declared	15,970	1,518	6,923	667

Shares redeemed	(15,278,877)	(1,450,515)	(8,590,863)	(829,763)

Net change resulting from Class R Share transactions	$(13,571,437)	(1,287,529)	$(3,940,370)	(379,370)

Riggs Funds

	Intermediate Tax Free Bond Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$722,556	69,186	$653,807	62,284

Shares issued to shareholders in payment of distributions declared	8,286	775	7,222	691

Shares redeemed	(14,017,708)	(1,313,945)	(10,260,946)	(983,327)

Net change resulting from Class R Share transactions	$(13,286,866)	(1,243,984)	$(9,599,917)	(920,352)

	Prime Money Market Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$54,012,521	54,012,521	$136,039,399	136,039,399

Shares issued to shareholders in payment of distributions declared	213,560	213,560	925,886	925,886

Shares redeemed	(65,052,162)	(65,052,162)	(196,680,536)	(196,680,536)

Net change resulting from Class R Share transactions	$(10,826,081)	(10,826,081)	$(59,715,251)	(59,715,251)

	Prime Money Market Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$503,591,071	503,545,024	$586,155,000	586,155,000

Shares issued to shareholders in payment of distributions declared	357,706	357,706	1,019,900	1,019,900

Shares redeemed	(544,081,671)	(544,081,671)	(599,997,607)	(599,997,607)

Net change resulting from Class Y Share transactions	$(40,132,894)	(40,178,941)	$(12,822,707)	(12,822,707)

Net change resulting from share transactions	$(50,958,975)	(51,005,022)	$(72,537,958)	(72,537,958)

	U.S. Treasury Money Market Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$96,468,970	96,468,970	$90,810,472	90,810,471

Shares issued to shareholders in payment of distributions declared	21,941	21,941	109,240	109,240

Shares redeemed	(120,347,082)	(120,347,082)	(53,450,027)	(53,450,027)

Net change resulting from Class R Share transactions	$(23,856,171)	(23,856,171)	$37,469,685	37,469,684

	U.S. Treasury Money Market Fund
	Year Ended April 30, 2003		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$148,639,326	148,639,326	$265,931,520	265,931,521

Shares issued to shareholders in payment of distributions declared	80,579	80,579	288,128	288,128

Shares redeemed	(169,020,114)	(169,020,114)	(343,640,166)	(343,640,166)

Net change resulting from Class Y Share transactions	$(20,300,209)	(20,300,209)	$(77,420,518)	(77,420,517)

Net change resulting from share transactions	$(44,156,380)	(44,156,380)	$(39,950,833)	(39,950,833)

Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating losses, expired capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund	Paid in Capital	Undistributed (distributions in excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Stock Fund	$—	$—	$—

Small Company Stock Fund	(272,586)	272,698	(112)

U.S. Government Securities Fund	—	327,750	(327,750)

Bond Fund	—	85,750	(85,750)
Short Term Tax Free Bond Fund	—	(2,448)	2,448

Intermediate Tax Free Bond Fund	—	17,616	(17,616)

Prime Money Market Fund	822,823	4,273	(827,096)

U.S. Treasury Money Market Fund	—	—	—

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended April 30, 2003 and 2002, was as follows:

	2003			2002
Fund	Tax-Exempt Income	Ordinary Income*	Long- Term Capital Gains	Tax-Exempt Income	Ordinary Income*	Long- Term Capital Gains
Stock Fund	$—	$—	$—	$—	$—	$560,419

Small Company Stock Fund	—	—	568,429	—	3,235,291	—

U.S. Government Securities Fund	—	3,598,490	—	—	5,150,012	—

Bond Fund	—	1,282,488	—	—	1,589,096	—

Short Term Tax Free Bond Fund	1,907,915	123,085	383,146	2,264,717	10,745	—

Intermediate Tax Free Bond Fund	1,663,743	109,038	457,964	2,206,670	54,252	456,117

Prime Money Market Fund	—	2,072,673	—	—	6,578,488	—

U.S. Treasury Money Market Fund	—	615,618	—	—	3,235,291	—

*	For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ Depreciation	Capital Loss Carryforward
Stock Fund	$—	$47,084	$—	$2,273,916	$4,157,884

Small Company Stock Fund	—	—	—	2,907,329	3,666,104

U.S. Government Securities Fund	—	124,172	1,464,245	3,260,995	—

Bond Fund	—	74,347	145,756	1,260,614	—

Short Term Tax Free Bond Fund	100,666	120,401	566,954	1,737,044	—

Intermediate Tax Free Bond Fund	103,295	99,252	313,091	3,131,948	—

Prime Money Market Fund	—	650,640	—	—	39,908

U.S. Treasury Money Market Fund	—	22,257	—	—	—

Riggs Funds

Riggs Funds

For federal income tax purposes, the following amounts apply as of April 30, 2003:

Fund	Cost of Investments		Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Stock Fund	$21,139,742		$3,057,119	$(783,203)	$2,273,916

Small Company Stock Fund	24,478,773		3,321,340	(414,011)	2,907,329

U.S. Government Securities Fund	56,154,522		3,305,416	(44,421)	3,260,995

Bond Fund	22,050,224		1,264,956	(4,342)	1,260,614

Short Term Tax Free Bond Fund	41,079,888		1,738,065	(1,021)	1,737,044

Intermediate Tax Free Bond Fund	33,404,290		3,131,948	—	3,131,948

Prime Money Market Fund	223,468,189	*	—	—	—

U.S. Treasury Money Market Fund	102,629,594	*	—	—	—

*	At amortized cost

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and the amortization/accretion tax elections on fixed income securities.

At April 30, 2003, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward To Expire in 2005	Capital Loss Carryforward To Expire in 2006	Capital Loss Carryforward To Expire in 2008	Capital Loss Carryforward To Expire in 2010	Capital Loss Carryforward To Expire in 2011	Total Capital Loss Carryforward
Stock Fund	$—	$—	$—	$72,047	$4,085,837	$4,157,884
Small Company Stock Fund	—	—	—	—	3,666,104	3,666,104
Prime Money Market Fund	14,610	4,102	451	1,152	19,593	39,908

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2003, for federal income tax purposes, post October losses as follow were deferred to May 1, 2003:

Fund	Post- October Losses
Stock Fund	$884,718
Small Company Stock Fund	443,617

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Riggs Securities Inc., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Stock Fund	0.75%
Small Company Stock Fund	0.80%
U.S. Government Securities Fund	0.75%
Bond Fund	0.75%
Short Term Tax Free Bond Fund	0.75%
Intermediate Tax Free Bond Fund	0.75%
Prime Money Market Fund	0.50%
U.S. Treasury Money Market Fund	0.50%

Sub-Advisers

The Adviser has delegated daily management of the Funds to Riggs Investment Advisors Inc. The sub-adviser is paid by the Adviser and not by the Funds.

Riggs Funds

Administrative Fee

Federated Services Company (“FServ”) and Riggs Bank, N.A. (Riggs Bank) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for an aggregate annual fee as specified below:

Fees Payable to FServ: Maximum Administrative Fee	Average Daily Net Assets of the Riggs Group of Funds
0.14%	on the first $1.2 billion
0.12%	on the next $1.3 billion
0.10%	on the next $1.0 billion
0.08%	on assets in excess of $3.5 billion

Fees Payable to Riggs Bank:

Riggs Bank provides administrative services for an annual fee of 0.02% of the average daily net assets of the Funds.

Distribution Services Fee

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Class R Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Net Assets of Class
Class R Shares	0.25%

The Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund may pay FSC a fee computed at an annual rate of up to 0.50% of their average daily net assets.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Funds pay up to 0.25% of average daily net assets of the Funds for the period. The fee is paid to FSSC to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of the Funds’ average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees

Riggs Bank is the Funds’ custodian. The fee paid to Riggs Bank is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U. S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2003, were as follows:

Fund	Purchases	Sales
Stock Fund	$36,198,191	$54,694,458
Small Company Stock Fund	62,940,488	71,109,656
U.S. Government Securities Fund	—	325,350
Bond Fund	1,763,257	3,419,456
Short Term Tax Free Bond Fund	18,899,944	31,918,774
Intermediate Tax Free Bond Fund	4,822,768	18,414,203

Riggs Funds

Purchases and sales of long-term U.S. government securities for the year ended April 30, 2003, were as follows.

Fund	Purchases	Sales
U.S. Government Securities Fund	$15,239,711	$62,815,704
Bond Fund	3,822,946	12,940,040

Other

As of April 30, 2003, Prime Money Market Fund had expired capital losses of $843,297. On April 24, 2003, the Adviser made a voluntary contribution to Prime Money Market Fund for $263,262 to offset a portion of the loss. The remaining voluntary contribution of $580,035 was subsequently made to Prime Money Market Fund on May 7, 2003.

Event

Effective December 20, 2002, Riggs Large Cap Growth Fund’s assets have been acquired in a tax-free reorganization by Federated Growth Strategies Fund, and in connection therewith, each share of Riggs Large Cap Growth Fund was invested, at net asset value, into the appropriate number of Class A Shares of Federated Growth Strategies Fund, thereby terminating the existence of Riggs Large Cap Growth Fund.

Subsequent Events

On May 16, 2003 Riggs Investment Advisers Inc., formerly subadviser to Riggs Funds, succeeded Riggs Securities Inc. as investment adviser to the Funds. Both Riggs Investment Advisers Inc. and Riggs Securities Inc. are subsidiaries of Riggs Investment Corp. There are no changes in the terms of the investment advisory agreement.

On May 19, 2003, Prime Money Market Fund made a one time, special distribution to shareholders of $0.0027 per share. The purpose of the dividend was to distribute all previously accumulated net income of Prime Money Market Fund, which had not been distributed to shareholders.

Effective June 1, 2003, FServ terminated the contract to maintain the Fund’s accounting records for which it received a fee. At the same time, State Street Corporation contracted to maintain the Fund’s accounting records for which it receives a fee.

Federal Income Tax Information (Unaudited)

At April 30, 2003, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Short Term Tax Free Bond Fund	98.63%
Intermediate Tax Free Bond Fund	100.00%

INDEPENDENT AUDITOR’S REPORT

The Board of Trustees and Shareholders

Riggs Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Riggs Stock Fund, Riggs Small Company Stock Fund, Riggs U.S. Government Securities Fund, Riggs Bond Fund, Riggs Short Term Tax Free Bond Fund (formerly known as “Riggs Intermediate Tax Free Bond Fund”), Riggs Intermediate Tax Free Bond Fund (formerly known as “Riggs Long Term Tax Free Bond Fund”), Riggs Prime Money Market Fund and Riggs U.S. Treasury Money Market Fund, each a portfolio of the Riggs Funds (the “Funds”), as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Riggs Funds for each of the years or periods in the three-year period ended April 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated June 8, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Riggs Funds as described above as of April 30, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts

June 11, 2003

BOARD OF TRUSTEES AND TRUST OFFICERS

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Riggs Funds Complex consists of eight investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Riggs Funds Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; CCMI Funds-two portfolios; Federated Investors Funds-138 portfolios; Regions Funds-nine portfolios; and WesMark Funds-five portfolios. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge and upon request, by calling 1-800-934-3883.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1991	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: April 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is “interested” because his son-in-law is employed by the Fund’s principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC .

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1, 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)

Peter J. Germain Birth Date: September 3, 1958 PRESIDENT Began serving: August 2000

Principal Occupations: Senior Vice President, Federated Services Company; President Edgewood Services, Inc.

Previous Positions: Senior Corporate Counsel and Vice President of Federated Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: August 2000	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Judith J. Mackin Birth Date: May 30, 1960 VICE PRESIDENT Began serving: August 2000	Principal Occupations: Vice President and Director of Administration and Business Management for the Mutual Fund Services Group, Federated Services Company

James E. Ostrowski Birth Date: November 13, 1959 VICE PRESIDENT Began serving: August 2000	Principal Occupations: Vice President, Business Manager and Relationship Manager for the Mutual Fund Services Group, Federated Services Company.

LAST MEETING OF SHAREHOLDERS

A Special Meeting of Riggs Large Cap Growth Fund shareholders was held on December 19, 2002. On November 6, 2002, the record date for shareholders voting at the meeting, there were 2,600,617 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, the matter was approved.

AGENDA ITEM 1

To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Growth Strategies Fund (“Growth Strategies Fund”), a portfolio of Federated Equity Funds (the “Federated Trust”), would acquire all of the assets of Large Cap Growth Fund in exchange for Class A Shares of Growth Strategies Fund to be distributed pro rata by Large Cap Growth Fund to its shareholders, in complete liquidation and termination of Large Cap Growth Fund.

For	Against	Abstentions and Broker Non-Votes
2,266,859	1,373	1,666

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 76656A    609    Riggs Stock Fund R Shares

Cusip 76656A    781    Riggs Stock Fund Y Shares

Cusip 76656A    807    Riggs Small Company Stock Fund R Shares

Cusip 76656A    799    Riggs Small Company Stock Fund Y Shares

Cusip 76656A    500    Riggs U.S. Government Securities Fund R Shares

Cusip 76656A    773    Riggs U.S. Government Securities Fund Y Shares

Cusip 76656A    872    Riggs Bond Fund R Shares

Cusip 76656A    864    Riggs Short TermTax Free Bond Fund

Cusip 76656A    856    Riggs Intermediate Tax Free Bond Fund

Cusip 76656A    203    Riggs Prime Money Market Fund R Shares

Cusip 76656A    104    Riggs Prime Money Market Fund Y Shares

Cusip 76656A    401    Riggs U.S. Treasury Money Market Fund R Shares

Cusip 76656A    302    Riggs U.S. Treasury Money Market Fund Y Shares

RISTX RIYSX RISCX RISYX RIBDX RIUSX RIBRX RSTBX RTTFX RRPXX RYPXX RGSXX RYTXX

2052603 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Riggs Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Peter J. Germain, Principal Executive Officer

Date        June 24, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003